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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5371

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-439-9500
Date of fiscal year end:       DECEMBER 31
Date of reporting period:      January 1, 2005 to March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

RUSSELL INVESTMENT FUNDS
                                                        RUSSELL INVESTMENT FUNDS


      2005 Quarterly Report

      MULTI-STYLE EQUITY FUND
      AGGRESSIVE EQUITY FUND
      NON-U. S. FUND
      REAL ESTATE SECURITIES FUND
      CORE BOND FUND


      MARCH 31, 2005


                                                                  [RUSSELL LOGO]

Russell Investment Funds

Russell Investment Funds is a series investment company with five different investment portfolios referred to as Funds. This Quarterly Report reports on these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                                Quarterly Report

                           March 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................         9

Non-U.S. Fund........................................................        20

Real Estate Securities Fund..........................................        32

Core Bond Fund.......................................................        34

Notes to Schedules of Investments....................................        45

Notes to Quarterly Report............................................        46

Shareholder Requests for Other Information...........................        53

Russell Investment Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Russell Investment Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further detail. Russell Fund Distributors, Inc. is the distributor of Russell Investment Funds.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.7%
Auto and Transportation - 2.3%
American Axle & Manufacturing Holdings, Inc.            5,300             130
Autoliv, Inc.                                           1,600              76
BorgWarner, Inc.                                        2,600             127
Burlington Northern Santa Fe Corp.                     12,880             695
CNF, Inc.                                               2,200             103
Cooper Tire & Rubber Co.                                6,500             119
CSX Corp.                                              43,350           1,806
Dana Corp.                                              8,500             109
Delphi Corp.                                           22,700             102
FedEx Corp.                                             4,700             442
Ford Motor Co.                                         24,400             276
General Motors Corp. (N)                               10,600             312
Harley-Davidson, Inc.                                   7,620             440
Knight Transportation, Inc.                             1,300              32
Landstar System, Inc. (AE)                              2,300              75
Magna International, Inc. Class A                       1,200              80
Norfolk Southern Corp.                                  7,800             289
Oshkosh Truck Corp.                                     3,700             303
Overnite Corp.                                          1,100              35
Overseas Shipholding Group, Inc.                        1,500              94
Skywest, Inc.                                           2,700              50
Southwest Airlines Co.                                 22,500             320
United Parcel Service, Inc. Class B                    20,500           1,491
                                                                 ------------
                                                                        7,506
                                                                 ------------
Consumer Discretionary - 16.7%
Abercrombie & Fitch Co. Class A                         1,500              86
Advance Auto Parts, Inc. (AE)                           3,700             187
American Eagle Outfitters, Inc.                         1,600              47
Avon Products, Inc.                                     6,700             288
Bebe Stores, Inc.                                       2,950             100
Bed Bath & Beyond, Inc. (AE)                           27,600           1,009
Brinker International, Inc. (AE)                        2,800             101
Brink's Co. (The)                                       2,100              73
Carnival Corp.                                          7,500             389
CDW Corp.                                               9,100             516
Cendant Corp.                                         112,150           2,304
Charming Shoppes, Inc. (AE)                             4,700              38
Chico's FAS, Inc. (AE)                                 19,080             539
Childrens Place (AE)                                      700              33
Circuit City Stores, Inc.                              24,500             393
Citadel Broadcasting Corp. (AE)                         1,700              23
Clear Channel Communications, Inc.                     10,900             376
Coach, Inc. (AE)                                       20,670           1,171
Convergys Corp. (AE)                                    3,000              45
Costco Wholesale Corp.                                  7,200             318
Darden Restaurants, Inc.                                8,000             245

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. Class A (AE)            11,100             452
Earthlink, Inc. (AE)                                    2,900              26
Eastman Kodak Co.                                      20,700             674
eBay, Inc. (AE)                                        30,930           1,152
Estee Lauder Cos., Inc. (The) Class A                  10,300             463
Fisher Scientific International, Inc. (AE)             10,720             610
Fossil, Inc. (AE)                                       1,800              47
Gannett Co., Inc.                                       4,600             364
Gap, Inc. (The)                                         6,400             140
Gillette Co. (The)                                     53,300           2,691
Google, Inc. Class A (AE)                               9,350           1,688
GTECH Holdings Corp.                                    7,600             179
Harrah's Entertainment, Inc.                              800              52
Hasbro, Inc.                                           18,100             370
Hilton Hotels Corp.                                    11,700             261
Home Depot, Inc.                                       51,800           1,981
International Game Technology                          14,990             400
Interpublic Group of Cos., Inc. (AE)                   14,700             181
JC Penney Co., Inc.                                    14,400             748
Jones Apparel Group, Inc.                               5,950             199
Kimberly-Clark Corp.                                   22,100           1,453
Knight-Ridder, Inc.                                    10,800             726
Kohl's Corp. (AE)                                      33,600           1,735
Limited Brands, Inc.                                   12,000             292
Linens 'N Things, Inc. (AE)                             9,700             241
Lowe's Cos., Inc.                                       1,000              57
Manpower, Inc.                                          3,600             157
Marriott International, Inc. Class A                   35,990           2,406
Mattel, Inc.                                           10,000             214
May Department Stores Co. (The)                        20,000             740
Maytag Corp. (N)                                        2,000              28
McDonald's Corp.                                      124,550           3,878
MGM Mirage (AE)                                         9,320             660
Michaels Stores, Inc.                                   2,300              83
Newell Rubbermaid, Inc.                                41,900             919
News Corp. Class A                                     13,400             227
Nike, Inc. Class B                                      5,100             425
Nordstrom, Inc.                                         4,400             244
Office Depot, Inc. (AE)                                13,000             288
OfficeMax, Inc.                                         6,050             203
Omnicom Group                                          12,100           1,071
Petco Animal Supplies, Inc. (AE)                        2,200              81
Priceline.com, Inc. (AE)(N)                            11,000             277
RR Donnelley & Sons Co.                                66,200           2,093
Sabre Holdings Corp. Class A                            5,200             114
Sirius Satellite Radio, Inc. (AE)(N)                   82,740             465
Staples, Inc.                                           9,900             311

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starbucks Corp. (AE)                                    7,870             407
Starwood Hotels & Resorts Worldwide, Inc. (o)          25,200           1,513
Tech Data Corp. (AE)                                    3,000             111
Time Warner, Inc. (AE)                                121,050           2,124
TJX Cos., Inc.                                         14,900             367
ValueClick, Inc. (AE)                                   2,200              23
VeriSign, Inc. (AE)                                    48,570           1,394
VF Corp.                                                3,400             201
Viacom, Inc. Class B                                   14,782             515
Wal-Mart Stores, Inc.                                  56,920           2,852
Walt Disney Co.                                        39,400           1,132
Waste Management, Inc.                                 33,100             955
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             12,700             400
Yahoo!, Inc. (AE)                                      55,870           1,894
Yankee Candle Co., Inc.                                 2,000              63
Yum! Brands, Inc.                                      17,070             884
                                                                 ------------
                                                                       55,182
                                                                 ------------
Consumer Staples - 8.4%
Albertson's, Inc.                                       2,500              52
Altria Group, Inc.                                     59,850           3,914
Cadbury Schweppes PLC ADR                              22,050             897
Campbell Soup Co.                                      13,100             380
Chiquita Brands International, Inc.                     1,200              32
Coca-Cola Co. (The)                                    17,000             708
Coca-Cola Enterprises, Inc.                             6,900             142
Colgate-Palmolive Co.                                  55,100           2,875
ConAgra Foods, Inc.                                    28,000             757
CVS Corp.                                               4,100             216
Diageo PLC ADR                                          5,650             321
General Mills, Inc.                                     8,000             393
HJ Heinz Co.                                           25,500             939
JM Smucker Co. (The)                                    9,200             463
Kraft Foods, Inc. Class A                               9,000             297
Kroger Co. (The) (AE)                                  22,900             367
Molson Coors Brewing Co. Class B                        4,800             370
PepsiCo, Inc.                                         112,050           5,942
Procter & Gamble Co.                                  103,150           5,467
Reynolds American, Inc.                                 4,250             343
Safeway, Inc. (AE)                                     22,900             424
Sara Lee Corp.                                         26,400             585
Supervalu, Inc.                                         1,700              57
Sysco Corp.                                             8,820             316
Unilever NV                                            10,100             691

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UST, Inc.                                               5,700             295
Whole Foods Market, Inc.                                5,970             610
                                                                 ------------
                                                                       27,853
                                                                 ------------
Financial Services - 17.7%
ACE, Ltd.                                               2,200              91
AG Edwards, Inc.                                        8,800             394
Alliance Data Systems Corp. (AE)                       13,700             553
Allmerica Financial Corp. (AE)                          1,700              61
Allstate Corp. (The)                                    2,700             146
American Express Co.                                   56,510           2,903
American International Group, Inc.                     42,189           2,338
AmSouth Bancorp                                        22,000             571
Archstone-Smith Trust (o)                               1,400              48
Astoria Financial Corp.                                 5,550             140
Automatic Data Processing, Inc.                        21,800             980
Bank of America Corp.                                 131,958           5,819
Bank of New York Co., Inc. (The)                       32,500             944
BB&T Corp.                                              4,100             160
Capital One Financial Corp.                            17,700           1,323
Charles Schwab Corp. (The)                             14,300             150
Checkfree Corp. (AE)                                   29,600           1,206
Chubb Corp.                                             3,800             301
Cigna Corp.                                             5,600             500
Citigroup, Inc.                                       131,099           5,892
Comerica, Inc.                                         18,400           1,013
Commerce Bancorp, Inc.                                  8,400             273
Commerce Bancshares, Inc.                              14,795             713
Countrywide Financial Corp.                             5,900             192
Deluxe Corp.                                            2,700             108
Dow Jones & Co., Inc.                                  20,300             759
Downey Financial Corp.                                    500              31
Dun & Bradstreet Corp. (AE)                             1,300              80
East-West Bancorp, Inc.                                 1,800              66
Eaton Vance Corp.                                       3,000              70
eFunds Corp. (AE)                                       1,300              29
Equity Office Properties Trust (o)                     19,100             575
Equity Residential (o)                                  6,800             219
Factset Research Systems, Inc.                          1,800              59
Fannie Mae                                             10,900             594
Federated Investors, Inc. Class B                       3,100              88
First American Corp.                                    3,200             105
Freddie Mac                                            23,550           1,488
Goldman Sachs Group, Inc.                              21,770           2,394
Hartford Financial Services Group, Inc.                 6,700             459
Huntington Bancshares, Inc.                            41,200             985
Investors Financial Services Corp.                      4,900             240
Jefferson-Pilot Corp.                                  14,700             721
JPMorgan Chase & Co.                                  110,852           3,835

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KeyCorp                                                25,650             832
La Quinta Corp. (AE)(o)                                 3,300              28
Legg Mason, Inc.                                        4,500             352
Lehman Brothers Holdings, Inc.                          4,500             424
Lincoln National Corp.                                  5,750             260
Loews Corp.                                             4,350             320
Manulife Financial Corp.                                2,619             126
MBIA, Inc.                                              1,500              78
MBNA Corp.                                             26,100             641
Merrill Lynch & Co., Inc.                              18,050           1,022
Metlife, Inc.                                          10,900             426
MGIC Investment Corp.                                   3,650             225
Morgan Stanley                                          9,000             515
National City Corp.                                    12,700             425
Nationwide Financial Services, Inc. Class A            20,200             725
Nationwide Health Properties, Inc. (o)                  2,000              40
Northern Trust Corp.                                   13,400             582
PartnerRe, Ltd.                                         2,000             129
Paychex, Inc.                                          47,400           1,556
PNC Financial Services Group, Inc.                     18,100             932
Prudential Financial, Inc.                              6,100             350
Regions Financial Corp.                                11,200             363
RenaissanceRe Holdings, Ltd.                            2,300             107
St. Paul Travelers Cos., Inc. (The)                    76,049           2,793
SunTrust Banks, Inc.                                   18,000           1,297
T Rowe Price Group, Inc.                               11,200             665
Torchmark Corp.                                         4,200             219
UnumProvident Corp.                                    11,300             192
US Bancorp                                             11,196             323
W Holding Co., Inc.                                     2,300              23
Wachovia Corp.                                          7,500             382
Waddell & Reed Financial, Inc. Class A                  6,600             130
Washington Mutual, Inc.                                15,500             612
Wells Fargo & Co.                                      12,500             748
XL Capital, Ltd. Class A                                1,600             116
Zions BanCorp.                                         10,500             725
                                                                 ------------
                                                                       58,299
                                                                 ------------
Health Care - 13.0%
Aetna, Inc.                                            16,660           1,249
AMERIGROUP Corp. (AE)                                   2,700              99
AmerisourceBergen Corp.                                 1,600              92
Amgen, Inc. (AE)                                       50,890           2,962
Amylin Pharmaceuticals, Inc. (AE)                      10,700             187
Applera Corp. - Celera Genomics Group (AE)              1,800              18
Baxter International, Inc.                             45,450           1,544

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Becton Dickinson & Co.                                  3,900             228
Boston Scientific Corp. (AE)                           40,500           1,186
Bristol-Myers Squibb Co.                               19,000             484
Cardinal Health, Inc.                                   7,500             419
Caremark Rx, Inc. (AE)                                 61,640           2,452
Celgene Corp. (AE)                                      2,300              78
Community Health Systems, Inc. (AE)                     8,000             279
Cooper Cos., Inc.                                       5,910             431
Coventry Health Care, Inc. (AE)                         2,100             143
CR Bard, Inc.                                          10,430             710
Eli Lilly & Co.                                        44,500           2,318
Express Scripts, Inc. (AE)                              3,600             314
Eyetech Pharmaceuticals, Inc. (AE)                      9,200             253
Genentech, Inc. (AE)                                   19,900           1,127
Gilead Sciences, Inc. (AE)                             31,600           1,131
HCA Inc.                                               13,800             739
Health Net, Inc. (AE)                                   2,700              88
Hospira, Inc. (AE)                                      1,500              48
Humana, Inc. (AE)                                       7,000             224
IVAX Corp. (AE)                                        14,550             288
Johnson & Johnson                                     108,040           7,257
Kinetic Concepts, Inc. (AE)                             7,300             435
McKesson Corp.                                          4,100             155
Medco Health Solutions, Inc. (AE)                      23,700           1,175
Medimmune, Inc. (AE)                                   43,200           1,029
Medtronic, Inc.                                        28,500           1,452
Merck & Co., Inc.                                       9,100             295
Novartis AG ADR                                         5,000             234
Pfizer, Inc.                                          143,260           3,763
Sanofi-Aventis ADR                                     30,188           1,278
Schering-Plough Corp.                                  27,400             497
St. Jude Medical, Inc. (AE)                            26,900             968
Stryker Corp.                                          16,200             723
UnitedHealth Group, Inc.                               10,900           1,040
Valeant Pharmaceuticals International                  10,500             236
Varian Medical Systems, Inc. (AE)                       7,400             254
Vertex Pharmaceuticals, Inc. (AE)                       2,200              21
WellPoint, Inc. (AE)                                    7,770             974
Wyeth                                                  23,000             970
Zimmer Holdings, Inc. (AE)                             12,800             996
                                                                 ------------
                                                                       42,843
                                                                 ------------
Integrated Oils - 5.8%
Amerada Hess Corp.                                      4,650             447
ChevronTexaco Corp.                                    43,822           2,555
ConocoPhillips                                         55,902           6,028

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                      79,200           4,720
Marathon Oil Corp.                                     69,002           3,238
Occidental Petroleum Corp.                             27,400           1,950
Unocal Corp.                                            3,200             197
                                                                 ------------
                                                                       19,135
                                                                 ------------
Materials and Processing - 4.3%
Alcoa, Inc.                                            27,100             824
American Standard Cos., Inc.                           10,000             465
Archer-Daniels-Midland Co.                             64,516           1,586
Ashland, Inc.                                           3,400             229
Avery Dennison Corp.                                   12,300             762
BASF AG ADR                                            19,250           1,358
Bemis Co.                                              23,800             741
Bowater, Inc.                                          18,600             701
Brady Corp. Class A                                       700              23
Bunge, Ltd.                                             2,100             113
Cia Vale do Rio Doce ADR                               12,150             384
Corn Products International, Inc.                       2,700              70
Dow Chemical Co. (The)                                 17,100             852
Eastman Chemical Co.                                    3,000             177
EI Du Pont de Nemours & Co.                            29,134           1,493
Georgia-Pacific Corp.                                     100               4
Hercules, Inc. (AE)                                     3,600              52
International Paper Co.                                33,100           1,218
Lone Star Technologies, Inc. (AE)                       1,300              51
Louisiana-Pacific Corp.                                 7,300             184
Lubrizol Corp.                                          3,800             154
Lyondell Chemical Co.                                  16,160             451
Martin Marietta Materials, Inc.                         2,000             112
Masco Corp.                                             8,200             284
Maverick Tube Corp. (AE)                                2,600              85
Monsanto Co.                                            5,100             329
PPG Industries, Inc.                                    1,900             136
Rohm & Haas Co.                                         7,600             365
Sherwin-Williams Co. (The)                              1,300              57
Smurfit-Stone Container Corp. (AE)                      8,900             138
Sonoco Products Co.                                     4,700             136
United States Steel Corp.                               4,800             244
URS Corp. (AE)                                            800              23
Valspar Corp.                                           5,800             270
Vulcan Materials Co.                                    1,300              74
                                                                 ------------
                                                                       14,145
                                                                 ------------
Miscellaneous - 3.9%
3M Co.                                                 18,300           1,568
Eaton Corp.                                             4,350             284
Fortune Brands, Inc.                                    1,600             129
General Electric Co.                                  206,800           7,458

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hillenbrand Industries, Inc.                            7,800             433
Honeywell International, Inc.                          42,900           1,596
ITT Industries, Inc.                                    2,900             262
SPX Corp.                                               2,900             126
Teleflex, Inc.                                          5,700             292
Textron, Inc.                                           3,400             254
Tyco International, Ltd.                               14,210             480
                                                                 ------------
                                                                       12,882
                                                                 ------------
Other Energy - 1.7%
Anadarko Petroleum Corp.                                1,700             129
Apache Corp.                                            6,700             410
Burlington Resources, Inc.                              5,100             255
Consol Energy, Inc.                                     2,800             132
El Paso Corp.                                          24,600             260
EOG Resources, Inc.                                     9,500             463
Grey Wolf, Inc. (AE)                                    6,200              41
Halliburton Co.                                        25,400           1,099
Houston Exploration Co. (AE)                            1,800             103
Newfield Exploration Co. (AE)                           3,800             282
Oil States International, Inc. (AE)                     1,700              35
Peabody Energy Corp.                                    7,880             365
Schlumberger, Ltd.                                     22,900           1,614
Todco Class A (AE)                                      2,300              59
Transocean, Inc. (AE)                                   6,400             329
Universal Compression Holdings,
   Inc. (AE)                                            1,000              38
                                                                 ------------
                                                                        5,614
                                                                 ------------
Producer Durables - 3.3%
Applied Materials, Inc.                                29,010             471
Boeing Co.                                             23,500           1,374
Caterpillar, Inc.                                      17,300           1,582
Centex Corp.                                            4,200             241
Danaher Corp.                                          11,510             615
Deere & Co.                                            32,150           2,158
DR Horton, Inc.                                        10,800             316
Emerson Electric Co.                                    7,700             500
Genlyte Group, Inc. (AE)                                  500              45
Goodrich Corp.                                          4,750             182
Hubbell, Inc. Class B                                   2,600             133
Illinois Tool Works, Inc.                               9,700             868
Joy Global, Inc.                                        2,500              88
KB Home                                                   400              47
Kla-Tencor Corp.                                       14,610             672
MDC Holdings, Inc.                                      1,000              70
Northrop Grumman Corp.                                  9,400             507

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Parker Hannifin Corp.                                     700              43
Pitney Bowes, Inc.                                      3,500             158
Pulte Homes, Inc.                                       5,600             412
Teledyne Technologies, Inc. (AE)                          800              25
United Technologies Corp.                               3,500             356
                                                                 ------------
                                                                       10,863
                                                                 ------------
Technology - 12.7%
ADC Telecommunications, Inc. (AE)                      40,900              81
Adobe Systems, Inc.                                     3,400             228
Agere Systems, Inc. Class A (AE)                       79,500             114
Altera Corp. (AE)                                      29,700             587
Anixter International, Inc. (AE)                        1,200              43
Apple Computer, Inc. (AE)                              31,040           1,293
Applied Micro Circuits Corp. (AE)                      19,900              65
Arrow Electronics, Inc. (AE)                           11,200             284
Autodesk, Inc.                                          4,500             134
Avaya, Inc. (AE)                                        9,300             109
Avnet, Inc. (AE)                                        2,500              46
BMC Software, Inc. (AE)                                 3,800              57
Broadcom Corp. Class A (AE)                            16,800             503
Celestica, Inc. (AE)                                    2,800              38
Ciena Corp. (AE)                                        9,300              16
Cisco Systems, Inc. (AE)                               40,600             726
Cognizant Technology Solutions Corp. Class A
   (AE)                                                12,700             587
Computer Sciences Corp. (AE)                            3,100             142
Comverse Technology, Inc. (AE)                         41,980           1,059
Dell, Inc. (AE)                                        38,680           1,486
Electronic Data Systems Corp.                           6,800             141
EMC Corp. (AE)                                         43,700             538
Flextronics International, Ltd. (AE)                    6,800              82
Freescale Semiconductor, Inc. Class B (AE)             44,786             773
Hewlett-Packard Co.                                   112,881           2,477
Ingram Micro, Inc. Class A (AE)                         7,100             118
Integrated Device Technology, Inc. (AE)                 4,200              51
Intel Corp.                                            97,420           2,263
International Business Machines Corp.                  13,900           1,270
Juniper Networks, Inc. (AE)                            68,500           1,511
Lucent Technologies, Inc. (AE)                         24,600              68
Macromedia, Inc. (AE)                                  10,800             362
Macrovision Corp. (AE)                                  9,000             205
Marvell Technology Group, Ltd. (AE)                    17,950             688
Maxim Integrated Products, Inc.                        35,500           1,451
Maxtor Corp. (AE)                                       7,000              37
Micros Systems, Inc. (AE)                               1,000              37
Microsoft Corp.                                       333,010           8,050
Motorola, Inc.                                         85,500           1,280

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Semiconductor Corp.                           43,800             903
Nvidia Corp. (AE)                                      28,000             665
Oracle Corp. (AE)                                     186,630           2,329
Parametric Technology Corp. (AE)                        7,100              40
PMC - Sierra, Inc. (AE)                                37,400             329
Qualcomm, Inc. (AE)                                    68,860           2,524
RealNetworks, Inc. (AE)                                 4,200              24
Rockwell Automation, Inc.                              12,050             683
Sandisk Corp. (AE)                                     16,600             461
Sanmina-SCI Corp. (AE)                                 11,900              62
Siemens AG ADR                                         17,300           1,368
Silicon Laboratories, Inc. (AE)                         6,000             178
Solectron Corp. (AE)                                   26,500              92
Sun Microsystems, Inc. (AE)                            37,100             150
Tellabs, Inc. (AE)                                      4,000              29
Texas Instruments, Inc.                                86,930           2,216
Varian, Inc. (AE)                                         900              34
Western Digital Corp. (AE)                             10,200             130
Xilinx, Inc.                                           27,350             799
                                                                 ------------
                                                                       42,016
                                                                 ------------
Utilities - 4.9%
Alltel Corp.                                           18,200             998
American Electric Power Co., Inc.                       2,700              92
BellSouth Corp.                                       110,400           2,902
Citizens Communications Co.                            45,300             586
Comcast Corp. Class A (AE)                             70,455           2,380
Comcast Corp. Special Class A (AE)                      5,000             167
Consolidated Edison, Inc.                               4,200             177
Dominion Resources, Inc.                               10,150             755
DTE Energy Co.                                          3,500             159
Edison International                                    5,700             198
Energy East Corp.                                       7,300             191
Entergy Corp.                                          18,550           1,311
Exelon Corp.                                            3,200             147
FirstEnergy Corp.                                       6,400             268
Northeast Utilities                                    17,100             330
Pepco Holdings, Inc.                                    3,000              63
Progress Energy, Inc.                                   2,500             105
Progress Energy, Inc. (AE)                              1,300              --
Puget Energy, Inc.                                     17,400             383
Questar Corp.                                           7,800             462
SBC Communications, Inc.                               70,700           1,675
Sempra Energy                                           7,000             279
Sprint Corp.                                           22,000             501
TXU Corp.                                               1,200              96

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Communications, Inc.                           51,500           1,828
Xcel Energy, Inc.                                       5,500              94
                                                                 ------------
                                                                       16,147
                                                                 ------------
TOTAL COMMON STOCKS
(cost $280,748)                                                       312,485
                                                                 ------------
SHORT-TERM INVESTMENTS - 5.5%
Frank Russell Investment Company Money Market
   Fund                                            16,715,000          16,715
United States Treasury Bill (z)(sec.)
   2.755% due 06/09/05                                  1,300           1,292
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $18,008)                                                         18,007
                                                                 ------------
OTHER SECURITIES - 0.2%
State Street Securities
   Lending Quality Trust (X)                          772,077             772
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $772)                                                               772
                                                                 ------------
TOTAL INVESTMENTS - 100.4%
(identified cost $299,528)                                            331,264

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                           (1,347)
                                                                 ------------
NET ASSETS - 100.0%                                                   329,917
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/05 (7)                                2,231                (54)

S&P 500 E-Mini Index
   expiration date 06/05 (24)                               1,421                (49)

S&P 500 Index
   expiration date 06/05 (18)                               5,328                (93)

S&P Midcap 400 Index
   expiration date 06/05 (25)                               8,270               (222)
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                     (418)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.7%
Auto and Transportation - 4.7%
AAR Corp. (AE)                                         18,900             257
Alaska Air Group, Inc. (AE)                             4,750             140
Arctic Cat, Inc.                                        2,990              81
ArvinMeritor, Inc.                                      6,100              94
Autoliv, Inc.                                          15,700             748
Aviall, Inc. (AE)                                       2,700              76
BorgWarner, Inc.                                        3,700             180
CNF, Inc.                                               7,700             360
Cooper Tire & Rubber Co.                               11,000             202
Dana Corp.                                             20,900             267
ExpressJet Holdings, Inc. (AE)                         11,600             132
General Maritime Corp. (AE)                               600              29
Genesee & Wyoming, Inc. Class A (AE)                   10,750             279
Gentex Corp.                                            2,600              83
Greenbrier Cos., Inc.                                   1,400              49
Grupo TMM SA ADR (AE)(N)                               16,200              50
Heartland Express, Inc.                                12,150             233
JB Hunt Transport Services, Inc.                       15,470             677
Kansas City Southern (AE)                               7,000             135
Kirby Corp. (AE)                                        4,400             185
Laidlaw International, Inc. (AE)                       14,700             306
Landstar System, Inc. (AE)                              6,000             197
Navistar International Corp. (AE)                       5,200             189
Offshore Logistics, Inc. (AE)                          15,150             505
Old Dominion Freight Line, Inc. (AE)                    9,000             280
Oshkosh Truck Corp.                                     2,000             164
Overnite Corp.                                          3,000              96
Overseas Shipholding Group, Inc.                        4,600             289
Pacer International, Inc. (AE)                         16,400             392
Polaris Industries, Inc.                                9,210             647
RailAmerica, Inc. (AE)                                  5,500              69
Republic Airways Holdings, Inc. (AE)                    4,000              50
SCS Transportation, Inc. (AE)                           2,400              45
Skywest, Inc.                                           5,700             106
TBC Corp. (AE)                                          1,500              42
TRW Automotive Holdings Corp. (AE)                      5,000              97
US Xpress Enterprises, Inc. Class A (AE)                2,690              44
UTI Worldwide, Inc.                                    11,300             785
Visteon Corp. (N)                                      13,600              78
Westinghouse Air Brake Technologies Corp.               5,900             121
                                                                 ------------
                                                                        8,759
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Discretionary - 19.9%
Aaron Rents, Inc.                                       4,500              90
Abercrombie & Fitch Co. Class A                         8,100             464
ABM Industries, Inc.                                    3,900              75
AC Moore Arts & Crafts, Inc. (AE)                       6,900             184
Adesa, Inc.                                             6,400             150
Advance Auto Parts, Inc. (AE)                          14,400             726
Advo, Inc.                                              8,100             303
Aeropostale, Inc. (AE)                                  5,150             169
Alliance Gaming Corp. (AE)(N)                          10,400             100
Alloy, Inc. (AE)                                        4,300              25
Ambassadors Group, Inc.                                 2,190              73
American Eagle Outfitters, Inc.                         5,400             160
American Greetings Corp. Class A                        7,430             189
American Woodmark Corp.                                   900              33
America's Car Mart, Inc. (AE)                           2,400              84
aQuantive, Inc. (AE)(N)                                 7,300              81
Arbitron, Inc.                                          5,200             223
Argosy Gaming Co. (AE)                                    400              18
Asbury Automotive Group, Inc. (AE)                      1,100              17
Bon-Ton Stores, Inc. (The)                              5,550             100
Borders Group, Inc.                                    11,600             309
Boyd Gaming Corp.                                       1,000              52
Brightpoint, Inc. (AE)                                  2,700              51
Brinker International, Inc. (AE)                        2,400              87
Brink's Co. (The)                                      19,400             671
Carmike Cinemas, Inc.                                   5,200             194
Catalina Marketing Corp.                                9,010             233
Cato Corp. (The) Class A                                8,250             266
CEC Entertainment, Inc. (AE)                            2,080              76
Central European Distribution Corp. (AE)               16,100             536
Central Garden and Pet Co. (AE)                         4,800             211
Charming Shoppes, Inc. (AE)                            48,400             393
Chemed Corp.                                            3,300             252
Cherokee, Inc.                                          1,580              53
Choice Hotels International, Inc.                       8,520             528
ChoicePoint, Inc. (AE)                                  6,833             274
Circuit City Stores, Inc.                              27,513             442
CKE Restaurants, Inc. (AE)                              5,350              85
Claire's Stores, Inc.                                  12,000             276
Clark, Inc.                                               900              14
Coinstar, Inc. (AE)                                     2,330              49
Coldwater Creek, Inc. (AE)                             10,515             194
Concorde Career Colleges, Inc. (AE)                     6,083             103
Consolidated Graphics, Inc. (AE)                        6,840             360
Convergys Corp. (AE)                                   20,600             308
Corinthian Colleges, Inc. (AE)                         11,900             187
Corporate Executive Board Co.                          11,250             719

                                                       Aggressive Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corrections Corp. of America (AE)                       5,500             212
CoStar Group, Inc. (AE)                                 3,800             140
CSK Auto Corp. (AE)                                     3,200              56
Ctrip.com International, Ltd. ADR (AE)                  3,750             142
Darden Restaurants, Inc.                               12,100             371
Dave & Buster's, Inc. (AE)(N)                           9,420             176
Deckers Outdoor Corp. (AE)                              4,200             150
Diamondrock Hospitality Co. (AE)(p)                    20,800             222
Dick's Sporting Goods, Inc. (AE)                       12,300             452
Dillard's, Inc. Class A                                16,160             435
Dolby Laboratories, Inc. Class A (AE)                  16,900             397
Dollar Thrifty Automotive Group (AE)                   19,400             636
Dollar Tree Stores, Inc. (AE)                           3,600             103
Domino's Pizza, Inc. (N)                                1,000              19
Dress Barn, Inc. (AE)                                   1,800              33
Earthlink, Inc. (AE)                                   16,700             150
Education Management Corp. (AE)                        22,500             629
Electronics Boutique Holdings Corp. (AE)                4,000             172
Entercom Communications Corp. (AE)                     10,500             373
Entravision Communications Corp. Class A (AE)           5,900              52
Finish Line, Inc. (The) Class A                         6,400             148
Fisher Scientific International, Inc. (AE)              3,300             188
G&K Services, Inc. Class A                              1,500              60
Gaylord Entertainment Co. (AE)                          6,500             263
Geo Group, Inc. (The) (AE)                              1,000              29
Getty Images, Inc. (AE)                                 8,000             569
Great Wolf Resorts, Inc. (AE)                           6,000             150
Group 1 Automotive, Inc. (AE)                           3,000              79
Guitar Center, Inc. (AE)                                3,200             175
Handleman Co.                                          19,700             374
Harte-Hanks, Inc.                                       5,100             141
Hartmarx Corp. (AE)                                     7,050              67
Hasbro, Inc.                                           17,000             348
Haverty Furniture Cos., Inc.                            2,500              38
Hearst-Argyle Television, Inc.                         22,300             569
Hewitt Associates, Inc. Class A (AE)                    7,856             209
Hibbett Sporting Goods, Inc. (AE)                       7,700             231
Hilton Hotels Corp.                                     7,500             168
Hot Topic, Inc. (AE)                                   15,600             341
IKON Office Solutions, Inc.                            17,600             174
Infospace, Inc. (AE)(N)                                 4,200             171
International Speedway Corp. Class A                    7,300             396
Jo-Ann Stores, Inc. (AE)                                7,200             202
Jones Apparel Group, Inc.                               2,500              84
Jos A Bank Clothiers, Inc. (AE)                         5,400             158
Journal Communications, Inc. Class A                    3,300              55
Kellwood Co.                                            5,000             144

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Labor Ready, Inc. (AE)                                 33,250             620
Lamar Advertising Co. Class A (AE)                      9,400             379
Las Vegas Sands Corp. (AE)                              1,600              72
La-Z-Boy, Inc.                                          5,900              82
Leapfrog Enterprises, Inc. (AE)(N)                      8,600              98
Lee Enterprises, Inc.                                   4,900             213
Life Time Fitness, Inc. (AE)                            6,700             181
Lithia Motors, Inc. Class A                             2,990              77
Lone Star Steakhouse & Saloon                           9,270             268
Manpower, Inc.                                          1,800              78
Marcus Corp.                                            2,700              55
Marvel Enterprises, Inc. (AE)                          12,950             259
McGrath Rentcorp                                        7,500             175
Media General, Inc. Class A                             1,390              86
Mohawk Industries, Inc. (AE)                            4,900             413
Monarch Casino & Resort, Inc. (AE)                      6,000             119
Movado Group, Inc.                                      1,200              22
MSC Industrial Direct Co. Class A                       2,900              89
Navigant Consulting, Inc. (AE)                         12,800             349
Neiman-Marcus Group, Inc. Class A                       2,700             247
Netratings, Inc. (AE)                                   2,100              32
O'Charleys, Inc. (AE)                                   4,000              87
OfficeMax, Inc.                                         2,100              70
O'Reilly Automotive, Inc. (AE)                          2,000              99
Oshkosh B'Gosh, Inc. Class A                              600              18
Overstock.com, Inc. (AE)                                3,800             163
Pacific Sunwear of California, Inc. (AE)               16,500             462
Pantry, Inc. (The) (AE)                                 6,500             201
Petco Animal Supplies, Inc. (AE)                       12,140             447
PF Chang's China Bistro, Inc. (AE)(N)                   1,600              96
Phillips-Van Heusen Corp.                               5,100             136
Pier 1 Imports, Inc.                                    5,600             102
Polo Ralph Lauren Corp.                                20,000             776
Pre-Paid Legal Services, Inc.                           9,310             315
Radio One, Inc. Class D (AE)                           16,500             243
RedEnvelope, Inc. (AE)(N)                               3,600              29
Regal Entertainment Group Class A                       2,400              50
Regis Corp.                                             4,200             172
Rent-A-Center, Inc. (AE)                                1,700              46
Rent-Way, Inc. (AE)                                     3,900              32
Resources Connection, Inc. (AE)                        19,900             417
RR Donnelley & Sons Co.                                10,890             344
Ruby Tuesday, Inc.                                      4,300             104
Rush Enterprises, Inc. Class B (AE)                     2,300              39
Russ Berrie & Co., Inc.                                 1,300              25
Sabre Holdings Corp. Class A                              100               2
Scholastic Corp. (AE)                                   3,300             122
Scientific Games Corp. Class A (AE)                     4,700             107
SCP Pool Corp.                                         24,400             777

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ServiceMaster Co. (The)                                11,800             159
ShopKo Stores, Inc. (AE)                               14,670             326
Sonic Automotive, Inc. (N)                              7,480             170
Sourcecorp, Inc. (AE)                                   9,800             197
Speedway Motorsports, Inc.                              6,700             239
Sports Authority, Inc. (The) (AE)(N)                    9,000             248
Stage Stores, Inc. (AE)                                15,150             582
Station Casinos, Inc.                                   1,000              68
Stein Mart, Inc. (AE)                                   4,600             104
Steinway Musical Instruments (AE)                         600              18
Stewart Enterprises, Inc. Class A                      52,190             321
Stride Rite Corp.                                       2,600              35
Tech Data Corp. (AE)                                   22,260             825
Tempur-Pedic International, Inc. (AE)(N)               21,300             397
Thomas Nelson, Inc.                                     3,500              83
Too, Inc. (AE)                                          8,100             200
Toro Co.                                                2,800             248
Toys R Us, Inc. (AE)                                   10,250             264
Trans World Entertainment (AE)(N)                      17,160             253
Unifirst Corp.                                          3,570             142
United Stationers, Inc. (AE)                            2,800             127
USANA Health Sciences, Inc. (AE)(N)                     6,700             317
Vail Resorts, Inc. (AE)                                 3,400              86
Valassis Communications, Inc. (AE)                      3,000             105
Ventiv Health, Inc. (AE)                                8,000             184
Volt Information Sciences, Inc. (AE)                    1,000              24
Water Pik Technologies, Inc. (AE)                       3,370              66
Watson Wyatt & Co. Holdings                             2,000              54
Wendy's International, Inc.                             1,400              55
WESCO International, Inc. (AE)                         18,700             524
West Corp. (AE)                                        11,400             365
Wet Seal, Inc. (The) Class A (AE)                      16,900              59
Wolverine World Wide, Inc.                              4,100              88
Wynn Resorts, Ltd. (AE)                                 4,500             305
Yankee Candle Co., Inc.                                 2,400              76
                                                                 ------------
                                                                       37,347
                                                                 ------------

Consumer Staples - 1.5%
Boston Beer Co., Inc. Class A (AE)                      1,200              26
Chiquita Brands International, Inc.                     5,100             137
Constellation Brands, Inc. Class A (AE)                 3,800             201
Del Monte Foods Co. (AE)                                5,800              63
DIMON, Inc.                                             3,900              24
Longs Drug Stores Corp.                                 1,880              64
M&F Worldwide Corp. (AE)                                8,620             115
Molson Coors Brewing Co. Class B (N)                    3,800             293
Nash Finch Co.                                         16,260             618

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Natures Sunshine Products, Inc.                         4,850              83
NBTY, Inc. (AE)                                         5,700             143
Nutraceutical International Corp. (AE)                  4,500              71
Pathmark Stores, Inc. (AE)                             17,300             109
Pilgrim's Pride Corp.                                  15,860             567
Ralcorp Holdings, Inc.                                  1,100              52
Ruddick Corp.                                           4,000              93
Smart & Final, Inc. (AE)                                5,400              66
Tootsie Roll Industries, Inc.                           1,751              53
Tyson Foods, Inc. Class A                               3,600              60
Weis Markets, Inc.                                        600              22
                                                                 ------------
                                                                        2,860
                                                                 ------------

Financial Services - 19.0%
ACE Cash Express, Inc. (AE)                             2,000              46
Advent Software, Inc. (AE)                             12,300             224
Affiliated Managers Group, Inc. (AE)                    1,800             112
Alleghany Corp. (AE)                                      462             128
Alliance Data Systems Corp. (AE)                       22,400             905
Allmerica Financial Corp. (AE)                          7,900             284
AMB Property Corp. (o)                                  8,400             318
Amcore Financial, Inc.                                  1,800              51
American Financial Group, Inc.                          3,500             108
American Home Mortgage Investment Corp. (o)             8,520             244
American Physicians Capital, Inc. (AE)                  1,900              65
AmeriCredit Corp. (AE)                                 26,100             612
Anthracite Capital, Inc. (o)                            5,239              58
Anworth Mortgage Asset Corp.                            9,700              93
Arbor Realty Trust, Inc. (o)                            1,500              37
Arden Realty, Inc. (o)                                  5,000             169
Ashford Hospitality Trust, Inc. (o)                    18,000             184
Associated Banc-Corp                                   15,315             478
Assured Guaranty, Ltd.                                 10,500             188
Asta Funding, Inc.                                      5,200             110
AvalonBay Communities, Inc. (o)                         6,000             401
Bank of Hawaii Corp.                                   16,070             727
BankAtlantic Bancorp, Inc. Class A                      6,500             113
Bankunited Financial Corp. Class A                      3,000              81
Bimini Mortgage Management, Inc. Class A (o)            6,700              93
BISYS Group, Inc. (The) (AE)                            5,000              78
BOK Financial Corp. (AE)                                1,030              42
Brookline Bancorp, Inc. (N)                            12,800             191
Capital Automotive REIT (o)                             8,500             282
Capital Trust Class A (o)(N)                            2,900              96
CapitalSource, Inc. (AE)                               26,100             600
Cash America International, Inc.                        1,800              39

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cathay General Bancorp                                  4,500             142
CB Richard Ellis Group, Inc. (AE)                      14,000             490
CBL & Associates Properties, Inc. (o)                   3,700             265
Certegy, Inc.                                           4,200             145
CharterMac                                              3,600              77
Checkfree Corp. (AE)                                    7,620             311
Chemical Financial Corp.                                  735              24
CIT Group, Inc.                                         4,000             152
City National Corp.                                     3,990             279
Colonial BancGroup, Inc. (The)                         12,200             250
Commerce Group, Inc.                                    2,000             124
Commercial Federal Corp.                                5,000             138
Commercial Net Lease Realty (o)                        15,300             282
Community Bank System, Inc.                             9,500             218
CompuCredit Corp. (AE)                                 17,800             474
Correctional Properties Trust (o)                       1,000              25
Corus Bankshares, Inc.                                  3,480             166
Cousins Properties, Inc. (o)                           16,250             420
CRT Properties, Inc. (o)                                3,480              76
CVB Financial Corp.                                     1,800              33
Downey Financial Corp.                                  4,590             282
ECC Capital Corp. (AE)(o)                              28,700             172
eFunds Corp. (AE)                                      17,500             391
Encore Capital Group, Inc. (AE)                         6,600              96
Entertainment Properties Trust (o)                      2,100              87
Equifax, Inc.                                           5,600             172
Equity Lifestyle Properties, Inc. (o)(N)                7,300             257
Equity One, Inc. (o)                                    8,000             165
Euronet Worldwide, Inc. (AE)                           23,100             660
Fair Isaac Corp.                                        6,000             207
FelCor Lodging Trust, Inc. (AE)(o)                      6,400              80
Fidelity Bankshares, Inc.                               1,200              28
Fieldstone Investment Corp. (AE)(p)                    13,100             190
First American Corp.                                   19,600             646
First Cash Financial Services, Inc. (AE)                3,300              70
First Financial Bancorp                                10,300             188
First Marblehead Corp. (The) (AE)                       1,250              72
First Niagara Financial Group, Inc.                    27,100             358
Friedman Billings Ramsey Group, Inc. Class A (o)        4,300              68
GATX Corp.                                              4,600             153
Genworth Financial, Inc. Class A                          900              25
Getty Realty Corp. (o)                                  1,900              49
Global Payments, Inc.                                   9,100             587
Gold Banc Corp., Inc.                                  13,600             191
Greater Bay Bancorp                                     7,500             183
Hancock Holding Co.                                     1,400              46
Hanmi Financial Corp.                                   5,700              94
HCC Insurance Holdings, Inc.                            5,700             206

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care Property Investors, Inc. (o)                  900              21
Health Care REIT, Inc. (o)                              7,700             246
HealthExtras, Inc. (AE)                                25,400             423
Heritage Property Investment Trust (o)                  4,700             139
Home Properties, Inc. (o)                               6,200             241
Homestore, Inc. (AE)                                   17,700              39
Host Marriott Corp. (o)                                 5,700              94
HRPT Properties Trust (o)                              50,700             604
Hudson United Bancorp                                   2,700              95
Independent Bank Corp.                                    990              28
Infinity Property & Casualty Corp.                      3,900             122
Innkeepers USA Trust (o)                                6,700              86
Investors Financial Services Corp.                     15,000             734
iPayment, Inc. (AE)                                    12,089             510
Jack Henry & Associates, Inc.                          16,700             300
Jameson Inns, Inc. (AE)                                92,200             136
Jefferies Group, Inc.                                   7,300             275
Jermyn Investments (AE)                                15,800             237
John H Harland Co.                                      1,300              45
Jones Lang LaSalle, Inc. (AE)                          17,820             831
KKR Financial Corp. (AE)                               25,300             266
Knight Trading Group, Inc. Class A (AE)                20,200             195
Kronos, Inc. (AE)                                       5,500             281
La Quinta Corp. (AE)(o)                                45,900             390
LandAmerica Financial Group, Inc.                      16,690             835
Legg Mason, Inc.                                        2,800             219
Luminent Mortgage Capital, Inc. (o)                     7,200              79
Macatawa Bank Corp.                                     3,800             128
Macerich Co. (The) (o)                                  4,900             261
Mack-Cali Realty Corp. (o)                              8,400             356
MAF Bancorp, Inc.                                       4,400             183
Markel Corp. (AE)                                       2,100             725
Marlin Business Services, Inc. (AE)                     4,300              88
Meadowbrook Insurance Group, Inc. (AE)                 38,700             203
Meristar Hospitality Corp. (AE)(o)                     16,600             116
Mid-America Apartment Communities, Inc. (o)             1,400              51
MortgageIT Holdings, Inc. (o)(N)                        1,800              29
National Health Investors, Inc. (o)                     1,860              48
National Penn Bancshares, Inc.                            787              19
Nationwide Health Properties, Inc. (o)                  9,000             182
Navigators Group, Inc. (AE)                             6,000             199
New Century Financial Corp. (o)                        10,620             497
Newcastle Investment Corp. (o)                          4,700             139
Nuveen Investments, Inc. Class A                        4,190             144
OceanFirst Financial Corp.                              1,703              39
Ohio Casualty Corp. (AE)                                6,800             156

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Old Republic International Corp.                        2,900              68
Omega Healthcare Investors, Inc. (o)                    4,200              46
Pacific Capital Bancorp                                 1,466              44
Parkvale Financial Corp.                                3,757             104
Parkway Properties, Inc. (o)                            1,300              61
PFF Bancorp, Inc. (N)                                   3,585              99
Portfolio Recovery Associates, Inc. (AE)(N)            14,380             489
PRG-Schultz International, Inc. (AE)(N)                 4,200              21
Primus Guaranty, Ltd. (AE)                             13,000             169
ProAssurance Corp. (AE)                                 2,300              91
Protective Life Corp.                                   7,300             287
Provident Bankshares Corp.                              1,500              49
Provident Senior Living Trust (o)(p)                   15,300             247
PS Business Parks, Inc. (o)                             1,600              64
Quanta Capital Holdings, Ltd. (AE)                     23,100             185
Raymond James Financial, Inc.                           9,600             291
Regency Centers Corp. (o)                                 890              42
Republic Bancorp, Inc.                                  4,069              55
Ryder System, Inc.                                      4,500             188
Safety Insurance Group, Inc. (N)                          800              25
Santander BanCorp                                       1,600              42
Selective Insurance Group, Inc.                           600              28
Senior Housing Properties Trust (o)                    24,960             416
Silicon Valley Bancshares (AE)                         15,160             668
SL Green Realty Corp. (o)(N)                            6,830             384
Sovran Self Storage, Inc. (o)                           1,100              44
State Auto Financial Corp.                              1,200              32
Sterling Bancorp                                          532              13
Sterling Bancshares, Inc.                               3,800              54
Stewart Information Services Corp.                     16,760             629
SWS Group, Inc.                                         1,780              29
TCF Financial Corp.                                     6,300             171
Tower Group, Inc.                                      16,000             213
Trizec Properties, Inc. (o)                            13,000             247
UCBH Holdings, Inc.                                     5,300             211
UICI                                                    6,700             162
UMB Financial Corp.                                       500              28
United Bankshares, Inc.                                 2,000              66
United Community Banks, Inc. (N)                          900              21
United Fire & Casualty Co.                              1,400              47
Universal Health Realty Income Trust (o)                  900              25
Washington Real Estate Investment Trust (o)             5,500             158
WellChoice, Inc. (AE)                                   8,600             458
WesBanco, Inc.                                            600              17
Whitney Holding Corp.                                   1,600              71
World Acceptance Corp. (AE)                             5,090             130

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WR Berkley Corp.                                        4,850             241
Wright Express Corp. (AE)                              13,000             222
WSFS Financial Corp.                                    4,460             234
                                                                 ------------
                                                                       35,691
                                                                 ------------

Health Care - 12.4%
Abaxis, Inc. (AE)                                      11,100              98
Able Laboratories, Inc. (AE)(N)                        15,500             364
Accelrys, Inc. (AE)                                    14,400              85
Advanced Medical Optics, Inc. (AE)(N)                   2,800             101
Affymetrix, Inc. (AE)(N)                               13,600             583
Alliance Imaging, Inc. (AE)                             1,000              10
Alpharma, Inc. Class A                                 32,800             404
American Medical Systems Holdings, Inc. (AE)            7,140             123
AMERIGROUP Corp. (AE)                                   4,700             172
Angiodynamics, Inc. (AE)                                3,400              62
Applera Corp. - Celera Genomics Group (AE)             82,600             847
Arthrocare Corp. (AE)                                   9,100             259
Barr Pharmaceuticals, Inc. (AE)                         6,600             322
Bausch & Lomb, Inc.                                     5,100             374
Beckman Coulter, Inc.                                   1,400              93
Bio-Rad Laboratories, Inc. Class A (AE)                 5,000             244
Biosite, Inc. (AE)                                      6,940             361
Bone Care International, Inc. (AE)                      3,400              88
Candela Corp. (AE)                                     20,100             179
Centene Corp. (AE)                                      1,090              33
Cephalon, Inc. (AE)                                    11,430             535
Charles River Laboratories International, Inc.
   (AE)                                                10,500             494
Chattem, Inc. (AE)                                      1,200              53
Community Health Systems, Inc. (AE)                    14,800             517
Connetics Corp. (AE)                                    6,140             155
Covance, Inc. (AE)                                        800              38
CTI Molecular Imaging, Inc. (AE)                       15,100             306
Cubist Pharmaceuticals, Inc. (AE)                       1,900              20
CuraGen Corp. (AE)(N)                                   3,200              13
CV Therapeutics, Inc. (AE)                              4,600              94
Cytyc Corp. (AE)                                        6,000             138
Dade Behring Holdings, Inc. (AE)                       14,310             843
Datascope Corp.                                         1,990              61
DaVita, Inc. (AE)                                      27,100           1,133
DJ Orthopedics, Inc. (AE)                              15,100             378
Edwards Lifesciences Corp. (AE)                         5,600             242
Enzon Pharmaceuticals, Inc. (AE)                        2,770              28
First Horizon Pharmaceutical Corp. (AE)(N)              2,500              42

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Foxhollow Technologies, Inc. (AE)(N)                    3,500              99
Genencor International, Inc. (AE)                       7,200             138
Genesis HealthCare Corp. (AE)                           2,400             103
Gen-Probe, Inc. (AE)                                    3,370             150
Haemonetics Corp. (AE)                                  2,500             105
Health Net, Inc. (AE)                                  11,500             376
Hologic, Inc. (AE)                                      4,700             150
Human Genome Sciences, Inc. (AE)                       34,800             321
Humana, Inc. (AE)                                      17,400             556
Hythiam, Inc. (AE)(N)                                  13,200             113
Idenix Pharmaceuticals, Inc. (AE)(N)                    6,500             129
Immucor, Inc. (AE)                                     10,920             330
Incyte Corp. (AE)                                       1,400              10
Intralase Corp. (AE)                                   21,025             352
Intuitive Surgical, Inc. (AE)                           4,600             209
Kindred Healthcare, Inc. (AE)                           7,790             273
Kinetic Concepts, Inc. (AE)                             1,000              60
Kos Pharmaceuticals, Inc. (AE)                          7,969             332
Kosan Biosciences, Inc. (AE)(N)                        16,400              67
Lexicon Genetics, Inc. (AE)                             7,640              39
LifePoint Hospitals, Inc. (AE)                          5,400             237
Ligand Pharmaceuticals, Inc. Class B (AE)               5,400              31
Lincare Holdings, Inc. (AE)                             7,600             336
Magellan Health Services, Inc. (AE)                     9,800             334
MannKind Corp. (AE)(N)                                  1,800              26
Martek Biosciences Corp. (AE)                           7,200             419
Matria Healthcare, Inc. (AE)                           14,400             442
Maxygen, Inc. (AE)                                      1,500              13
Medarex, Inc. (AE)                                     29,700             212
Medcath Corp. (AE)(N)                                   3,660             107
Medicis Pharmaceutical Corp. Class A                    6,300             189
Mentor Corp.                                            2,080              67
Meridian Bioscience, Inc.                               3,300              49
Molecular Devices Corp. (AE)(N)                         4,899              93
Molina Healthcare, Inc. (AE)                            1,400              65
Myriad Genetics, Inc. (AE)(N)                           3,100              57
Nabi Biopharmaceuticals (AE)                           15,644             195
Nektar Therapeutics (AE)                                7,000              98
OccuLogix, Inc. (AE)(N)                                 6,400              54
Option Care, Inc.                                       3,400              70
Pacificare Health Systems (AE)                          8,300             472
Parexel International Corp. (AE)                        8,000             188
Pediatrix Medical Group, Inc. (AE)                     10,100             693
Pharmaceutical Product Development, Inc. (AE)           6,100             296
Pharmacopeia Drug Discovery, Inc. (AE)                  9,350              47
PolyMedica Corp.                                        6,400             203
Qiagen NV (AE)                                          9,400             112

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Quidel Corp. (AE)(N)                                    4,500              18
Res-Care, Inc. (AE)                                     2,380              30
Resmed, Inc. (AE)                                       3,200             180
Respironics, Inc. (AE)                                  4,900             286
Salix Pharmaceuticals, Ltd. (AE)                        4,600              76
SFBC International, Inc. (AE)                           4,000             141
Sierra Health Services, Inc. (AE)                       9,210             588
Stericycle, Inc. (AE)                                   9,300             411
Sunrise Senior Living, Inc. (AE)                        2,000              97
Sybron Dental Specialties, Inc. (AE)                   15,466             555
Third Wave Technologies, Inc. (AE)                      6,140              35
Transkaryotic Therapies, Inc. (AE)                        800              20
Triad Hospitals, Inc. (AE)                              2,000             100
United Therapeutics Corp. (AE)                          7,050             322
Valeant Pharmaceuticals International                  11,500             259
VCA Antech, Inc. (AE)                                  17,700             358
Ventana Medical Systems, Inc. (AE)(N)                  17,800             667
Vertex Pharmaceuticals, Inc. (AE)                       5,000              47
Viasys Healthcare, Inc. (AE)                            2,800              53
Wright Medical Group, Inc. (AE)                         6,400             154
                                                                 ------------
                                                                       23,306
                                                                 ------------

Integrated Oils - 0.1%
Giant Industries, Inc. (AE)                             7,400             190
                                                                 ------------

Materials and Processing - 9.4%
Airgas, Inc.                                            2,200              53
Albany International Corp. Class A                     10,300             318
Arch Chemicals, Inc.                                    1,460              42
Ashland, Inc.                                           6,800             459
Ball Corp.                                             11,300             469
Brady Corp. Class A                                     8,400             272
Brookfield Homes Corp.                                  2,670             113
Building Material Holding Corp.                         2,400             107
Cabot Corp.                                             9,400             314
Calgon Carbon Corp.                                    13,300             114
Carpenter Technology                                    2,770             165
Century Aluminum Co. (AE)                               9,000             272
Chicago Bridge & Iron Co. NV                            2,000              88
Clarcor, Inc.                                           3,800             197
Cleveland-Cliffs, Inc.                                  1,400             102
Comfort Systems USA, Inc. (AE)                          4,850              38
Commercial Metals Co.                                  10,800             366
Constar International, Inc. (AE)                        9,100              52
Corn Products International, Inc.                       9,000             234
Crown Holdings, Inc. (AE)                              15,700             244
Cytec Industries, Inc.                                  5,600             304
Dycom Industries, Inc. (AE)                             9,100             209
ElkCorp                                                 4,100             158

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Energizer Holdings, Inc. (AE)                           1,590              95
Engelhard Corp.                                        11,300             339
Exide Technologies (AE)                                 8,900             115
Florida Rock Industries, Inc.                           3,400             200
FMC Corp. (AE)                                            700              37
Gold Kist, Inc. (AE)                                   15,500             246
Granite Construction, Inc.                              7,100             187
Greif, Inc. Class A                                     2,100             146
Harsco Corp.                                            6,600             393
Hercules, Inc. (AE)                                    25,600             371
Hughes Supply, Inc.                                    25,200             750
Insituform Technologies, Inc. Class A (AE)             14,100             205
Jacuzzi Brands, Inc. (AE)                              20,800             203
Kronos Worldwide, Inc.                                      6              --
Lafarge North America, Inc.                               690              40
Lone Star Technologies, Inc. (AE)                       1,400              55
Louisiana-Pacific Corp.                                12,100             304
Lubrizol Corp.                                            900              37
Lyondell Chemical Co.                                  16,230             453
Martin Marietta Materials, Inc.                         5,400             302
Material Sciences Corp. (AE)                            1,000              13
Metals USA, Inc. (AE)                                   6,630             130
Mosaic Co. (The) (AE)                                   4,600              78
Myers Industries, Inc.                                    275               4
NCI Building Systems, Inc. (AE)                         2,500              97
NewMarket Corp. (AE)                                   13,280             247
NL Industries (AE)                                      1,100              25
NS Group, Inc. (AE)                                     4,900             154
Octel Corp.                                             1,300              24
OM Group, Inc. (AE)                                    12,600             383
Oregon Steel Mills, Inc. (AE)                           6,200             143
Owens-Illinois, Inc. (AE)                               3,000              75
Pactiv Corp. (AE)                                      13,500             315
Perini Corp. (AE)                                       2,100              29
PolyOne Corp. (AE)                                     10,400              92
Pope & Talbot, Inc.                                     3,600              63
Precision Castparts Corp.                               1,700             131
Quanex Corp.                                            6,100             325
Quanta Services, Inc. (AE)                             54,800             418
Reliance Steel & Aluminum Co.                           4,800             192
Rogers Corp. (AE)                                       3,400             136
Ryerson Tull, Inc. (N)                                 34,000             431
Schnitzer Steel Industries, Inc. Class A                3,700             125
Sealed Air Corp. (AE)                                   4,800             249
Silgan Holdings, Inc.                                   7,350             478
Sonoco Products Co.                                    10,700             309
Spartech Corp.                                          8,700             173
St. Joe Co. (The)                                       2,500             168

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Steel Dynamics, Inc.                                    1,350              47
Steel Technologies, Inc.                                5,600             134
Symyx Technologies, Inc. (AE)                           9,400             207
Terra Industries, Inc. (AE)                            35,600             276
Texas Industries, Inc.                                  5,600             301
Timken Co.                                              3,900             107
Trammell Crow Co. (AE)                                  2,000              41
Tredegar Corp.                                          9,500             160
UAP Holding Corp. (AE)                                  4,400              71
Unifi, Inc. (AE)                                        8,700              29
United States Steel Corp.                              14,380             731
URS Corp. (AE)                                          5,000             144
USEC, Inc.                                              4,460              73
USG Corp. (AE)                                         19,500             647
Valmont Industries, Inc.                                1,100              25
WCI Communities, Inc. (AE)                              6,900             208
Wheeling-Pittsburgh Corp. (AE)                          1,700              53
Worthington Industries, Inc.                           10,100             195
                                                                 ------------
                                                                       17,624
                                                                 ------------

Miscellaneous - 0.3%
Brunswick Corp.                                         6,700             314
Carlisle Cos., Inc.                                     3,600             251
                                                                 ------------
                                                                          565
                                                                 ------------

Other Energy - 6.9%
Atwood Oceanics, Inc. (AE)                              8,600             572
Berry Petroleum Co. Class A                             5,300             273
Cal Dive International, Inc. (AE)                      16,700             757
Callon Petroleum Co. (AE)(N)                            4,600              71
CARBO Ceramics, Inc.                                    1,400              98
Cimarex Energy Co. (AE)                                14,460             564
Consol Energy, Inc.                                    12,500             588
Cooper Cameron Corp. (AE)                               4,100             235
Denbury Resources, Inc. (AE)                            7,300             257
Dril-Quip, Inc. (AE)                                    1,300              40
Edge Petroleum Corp. (AE)                              10,300             171
Encore Acquisition Co. (AE)                             6,300             260
ENSCO International, Inc.                               9,700             365
Forest Oil Corp. (AE)                                   2,700             109
Foundation Coal Holdings, Inc.                          5,700             134
Frontier Oil Corp.                                      2,300              83
Global Industries, Ltd. (AE)                           16,600             156
Grant Prideco, Inc. (AE)                               10,300             249
Holly Corp.                                             4,400             164
Houston Exploration Co. (AE)                           19,390           1,103
Hydril (AE)                                             2,900             169
Input/Output, Inc. (AE)                                 8,600              55

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Massey Energy Co.                                       2,500             100
National-Oilwell Varco, Inc. (AE)                       5,500             257
Newfield Exploration Co. (AE)                           3,500             260
NRG Energy, Inc. (AE)                                  19,880             679
Oil States International, Inc. (AE)                    10,500             216
Parker Drilling Co. (AE)                                8,400              48
Patina Oil & Gas Corp.                                  7,650             306
Patterson-UTI Energy, Inc.                             11,300             283
Peabody Energy Corp.                                    3,600             167
Petroleum Development Corp. (AE)                        1,300              49
Plains Exploration & Production Co. (AE)                2,582              90
Premcor, Inc.                                           5,500             328
Quicksilver Resources, Inc. (AE)                        5,400             263
Rowan Cos., Inc.                                        2,000              60
Smith International, Inc.                               3,900             245
Stone Energy Corp. (AE)                                 4,590             223
Superior Energy Services, Inc. (AE)                    18,500             318
Swift Energy Co. (AE)                                   3,583             102
Tesoro Corp. (AE)                                       2,800             104
Todco Class A (AE)                                     36,900             952
Unit Corp. (AE)                                         1,500              68
Universal Compression Holdings, Inc. (AE)              13,490             511
Veritas DGC, Inc. (AE)                                 17,600             527
Warren Resources, Inc. (AE)                            10,000             107
Whiting Petroleum Corp. (AE)                            6,800             277
                                                                 ------------
                                                                       13,013
                                                                 ------------

Producer Durables - 6.2%
Actuant Corp. Class A (AE)                              3,900             175
American Tower Corp. Class A (AE)                       7,700             140
Ametek, Inc.                                            2,000              81
Applied Industrial Technologies, Inc.                   2,100              57
ARGON ST, Inc. (AE)                                     4,600             152
Arris Group, Inc. (AE)                                 17,800             123
Artesyn Technologies, Inc. (AE)                        17,700             154
Belden CDT, Inc.                                        5,700             127
CNH Global NV                                          10,040             189
Cognex Corp.                                            6,500             162
Cohu, Inc.                                              3,200              51
CTS Corp.                                               3,400              44
Cymer, Inc. (AE)                                        8,600             230
Darling International, Inc. (AE)                       10,310              41
Duratek, Inc. (AE)                                      5,073             101
Engineered Support Systems, Inc.                        4,600             246
ESCO Technologies, Inc. (AE)                            3,200             257
Faro Technologies, Inc. (AE)                            7,600             179

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Flanders Corp. (AE)                                     7,500              85
Flowserve Corp. (AE)                                    3,200              83
Gardner Denver, Inc. (AE)                               7,000             277
Genlyte Group, Inc. (AE)                                1,400             126
Goodrich Corp.                                         13,700             525
Graco, Inc.                                             5,050             204
IDEX Corp.                                             10,200             412
JLG Industries, Inc.                                    6,500             140
Joy Global, Inc.                                       19,700             691
KB Home                                                 3,400             399
Kennametal, Inc.                                        3,900             185
Lincoln Electric Holdings, Inc.                         2,500              75
Manitowoc Co.                                           5,100             206
Mattson Technology, Inc. (AE)                          14,300             114
MDC Holdings, Inc.                                      6,266             436
Mettler Toledo International, Inc. (AE)                 4,700             223
Middleby Corp.                                          1,600              79
Milacron, Inc. (AE)                                    32,145              98
Mine Safety Appliances Co.                              3,900             151
MKS Instruments, Inc. (AE)                              2,000              32
MTS Systems Corp.                                      10,830             314
NACCO Industries, Inc. Class A                          3,070             313
Nanometrics, Inc. (AE)                                  3,200              38
NVR, Inc. (AE)                                            640             502
Orbital Sciences Corp. (AE)                             7,500              73
Pall Corp.                                             10,100             274
Paxar Corp. (AE)                                        1,680              36
Pentair, Inc.                                           1,680              66
Photon Dynamics, Inc. (AE)                              7,800             149
Photronics, Inc. (AE)                                   7,200             130
Rayovac Corp. (AE)                                      4,300             179
Regal-Beloit Corp.                                      5,050             145
Rofin-Sinar Technologies, Inc. (AE)                     3,600             116
Roper Industries, Inc.                                  3,300             216
Spatialight, Inc. (AE)                                 34,147             172
Standard-Pacific Corp.                                  5,000             361
Steelcase, Inc. Class A                                 5,600              77
Technical Olympic USA, Inc.                             2,600              79
Tecumseh Products Co. Class A                           3,300             131
Teledyne Technologies, Inc. (AE)                        3,300             103
Terex Corp. (AE)                                        4,700             204
Toll Brothers, Inc. (AE)                                2,000             158
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 5,900             224
Woodward Governor Co.                                     790              57
Xyratex, Ltd. (AE)(N)                                  23,700             443
                                                                 ------------
                                                                       11,610
                                                                 ------------

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Technology - 12.3%
ActivCard Corp. (AE)                                    4,700              30
Acxiom Corp.                                           14,160             296
ADC Telecommunications, Inc. (AE)                      68,000             135
Aeroflex, Inc. (AE)                                    27,400             256
Agile Software Corp. (AE)                              50,800             370
Agilysys, Inc.                                          2,180              43
Alliance Semiconductor Corp. (AE)                      12,200              30
American Reprographics Co. (AE)                         9,900             142
Anixter International, Inc. (AE)                       17,000             615
Ansys, Inc. (AE)                                        5,300             181
Anteon International Corp. (AE)                         6,100             237
Applera Corp. - Applied Biosystems Group                7,030             139
Applied Micro Circuits Corp. (AE)                      24,700              81
Ascential Software Corp. (AE)                          15,700             291
ATI Technologies, Inc. (AE)                            37,000             639
Avaya, Inc. (AE)                                        9,200             107
Avid Technology, Inc. (AE)                                900              49
AVX Corp.                                               7,300              89
BearingPoint, Inc. (AE)                                28,600             251
Ceridian Corp. (AE)                                    11,600             198
Cognos, Inc. (AE)                                      12,500             524
CommScope, Inc. (AE)                                    2,880              43
Comtech Telecommunications Corp. (AE)                   4,700             245
Comverse Technology, Inc. (AE)                         14,300             361
CSG Systems International, Inc. (AE)                    9,050             147
Digi International, Inc. (AE)                           2,570              35
Digital River, Inc. (AE)(N)                             2,300              72
Ditech Communications Corp. (AE)                        4,700              59
DRS Technologies, Inc. (AE)                             8,200             349
E.piphany, Inc. (AE)                                   24,600              87
EDO Corp.                                               8,300             249
Enterasys Networks, Inc. (AE)                          23,900              33
Equinix, Inc. (AE)(N)                                  22,100             936
Fairchild Semiconductor International, Inc. (AE)       15,200             233
Filenet Corp. (AE)                                      7,500             171
Formfactor, Inc. (AE)                                  14,800             335
Foundry Networks, Inc. (AE)                             5,800              57
Freescale Semiconductor, Inc. Class B (AE)             17,300             298
Harris Corp.                                            6,000             196
Infocrossing, Inc. (AE)(N)                             10,900             173
InFocus Corp. (AE)                                     19,300             111
Informatica Corp. (AE)                                 28,600             237
Ingram Micro, Inc. Class A (AE)                        30,560             509
Integrated Device Technology, Inc. (AE)                15,800             190

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intergraph Corp. (AE)                                  14,360             414
International Rectifier Corp. (AE)                      4,300             196
Internet Security Systems, Inc. (AE)                    2,000              37
Intersil Corp. Class A                                 30,000             520
Interwoven, Inc. (AE)                                   6,400              50
Keynote Systems, Inc. (AE)                             10,300             122
Kongzhong Corp. ADR (AE)(N)                            14,000             112
LeCroy Corp. (AE)                                         300               5
Lions Gate Entertainment Corp. (AE)                    18,000             199
Macromedia, Inc. (AE)                                   9,300             312
Manhattan Associates, Inc. (AE)                         1,500              31
Matrixone, Inc. (AE)                                   99,300             474
Maxtor Corp. (AE)                                      83,100             442
McAfee, Inc. (AE)                                       6,440             145
MEMC Electronic Materials, Inc. (AE)                   12,600             169
Mercury Computer Systems, Inc. (AE)                     8,500             234
Mercury Interactive Corp. (AE)                          4,900             232
Methode Electronics, Inc.                              17,100             207
Micros Systems, Inc. (AE)                               2,600              95
Microsemi Corp. (AE)                                   14,000             228
MIPS Technologies, Inc. (AE)                           17,980             207
Moldflow Corp. (AE)                                     4,300              69
MRV Communications, Inc. (AE)                          22,300              72
M-Systems Flash Disk Pioneers, Ltd. (AE)(N)            27,000             595
Nam Tai Electronics, Inc.                               5,800             154
National Instruments Corp.                              2,750              74
NetIQ Corp. (AE)                                        9,900             113
Netlogic Microsystems, Inc. (AE)(N)                    33,900             421
Network Engines, Inc. (AE)                              3,500               6
Novatel Wireless, Inc. (AE)(N)                         10,100             109
Parametric Technology Corp. (AE)                       49,100             274
PC-Tel, Inc. (AE)                                       3,300              24
Pec Solutions, Inc. (AE)                                3,700              47
PerkinElmer, Inc.                                       7,300             151
PMC - Sierra, Inc. (AE)                                11,500             101
Quantum Corp. (AE)                                     79,600             232
Quest Software, Inc. (AE)                              10,800             149
Radisys Corp. (AE)                                      7,600             108
RADWARE, Ltd. (AE)                                      3,000              70
Redback Networks, Inc. (AE)                             7,400              44
S1 Corp. (AE)                                          12,200              85
Sandisk Corp. (AE)                                      2,900              81
Sapient Corp. (AE)                                     31,300             230
Seachange International, Inc. (AE)                      9,200             119
Semtech Corp. (AE)                                     10,500             188
Serena Software, Inc. (AE)                              8,300             197
Sigmatel, Inc. (AE)                                    13,450             503
Silicon Image, Inc. (AE)                               19,800             199

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SimpleTech, Inc. (AE)                                   5,200              20
Spectrasite, Inc. (AE)                                  7,200             417
SPSS, Inc. (AE)                                         1,300              23
SS&C Technologies, Inc.                                 5,110             117
SYKES Enterprises, Inc. (AE)                            2,200              15
Synaptics, Inc. (AE)                                    7,500             174
Talx Corp.                                              5,250              95
Tekelec (AE)                                           10,700             171
Tellabs, Inc. (AE)                                     11,980              87
Tessera Technologies, Inc. (AE)                        10,600             458
TIBCO Software, Inc. (AE)                              30,300             226
Transaction Systems Architects, Inc. Class A
   (AE)                                                 4,000              93
Ultimate Software Group, Inc. (AE)                     11,300             181
Unisys Corp. (AE)                                      21,800             154
Utstarcom, Inc. (AE)                                    6,800              74
Varian, Inc. (AE)                                       2,400              91
WatchGuard Technologies (AE)                            2,600               8
Wavecom SA ADR (AE)                                    10,800              57
Websense, Inc. (AE)                                    21,500           1,156
Western Digital Corp. (AE)                             49,800             635
Wind River Systems, Inc. (AE)                           5,700              86
Zoran Corp. (AE)                                        4,900              51
                                                                 ------------
                                                                       23,064
                                                                 ------------

Utilities - 3.0%
AGL Resources, Inc.                                     8,200             286
Allete, Inc.                                            2,600             109
Alliant Energy Corp.                                    6,990             187
Aquila, Inc. (AE)(N)                                   35,000             134
Boston Communications Group (AE)                        4,750              34
Centerpoint Energy, Inc.                                9,800             118
CMS Energy Corp. (AE)                                  13,600             177
Commonwealth Telephone Enterprises, Inc. (AE)           3,270             154
Energen Corp.                                           9,100             606
Laclede Group, Inc. (The)                               1,000              29
MDU Resources Group, Inc.                               8,200             226
NII Holdings, Inc. (AE)                                 3,600             207
Northeast Utilities                                    37,200             717
Northwest Natural Gas Co.                               1,700              61
OGE Energy Corp.                                        8,700             234
Pepco Holdings, Inc.                                   14,300             300
Pinnacle West Capital Corp.                             2,800             119
Premiere Global Services, Inc. (AE)                    13,200             149
Sierra Pacific Resources (AE)                          45,100             485

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
South Jersey Industries, Inc.                             800              45
Southwest Gas Corp.                                     2,100              51
Ubiquitel, Inc. (AE)                                    9,800              66
UGI Corp.                                              13,100             595
UnitedGlobalCom, Inc. Class A (AE)                     24,000             227
US Cellular Corp. (AE)                                  6,920             316
Western Gas Resources, Inc.                             1,300              45
WPS Resources Corp. (N)                                   100               4
                                                                 ------------
                                                                        5,681
                                                                 ------------

TOTAL COMMON STOCKS
(cost $157,950)                                                       179,710
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Dime Bancorp. 2005 Warrants (AE)                       35,400               4
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $8)                                                                   4
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.3%
Frank Russell Investment Company
   Money Market Fund                                7,324,000           7,324
United States Treasury Bill (z)(sec.)
   2.755% due 06/09/05                                    700             696
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,020)                                                           8,020
                                                                 ------------

OTHER SECURITIES - 13.1%
State Street Securities Lending quality Trust
   (X)                                             24,643,312          24,643
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $24,643)                                                         24,643
                                                                 ------------

TOTAL INVESTMENTS - 113.1%
(identified cost $190,621)                                            212,377

OTHER ASSETS AND LIABILITIES
NET - (13.1%)                                                         (24,596)
                                                                 ------------

NET ASSETS - 100.0%                                                   187,781
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 06/05 (86)                               5,313               (129)

Russell 2000 Index
   expiration date 06/05 (4)                                1,235                (29)

S&P 500 E-Mini Index
   expiration date 06/05 (8)                                  474                (15)

S&P 500 Index
   expiration date 06/05 (3)                                  888                (10)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (183)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Aggressive Equity Fund  19

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.6%
Australia - 3.1%
Amcor, Ltd.                                            90,999             503
AMP Ltd.                                               55,900             306
Ansell, Ltd.                                              100               1
Australia & New Zealand Banking Group, Ltd.            31,316             499
Australian Gas Light Co., Ltd.                          1,800              20
AXA Asia Pacific Holdings, Ltd.                        13,600              44
BHP Billiton, Ltd.                                     67,364             930
Billabong International, Ltd.                          12,700             130
BlueScope Steel, Ltd.                                  10,600              71
Boral, Ltd.                                             1,000               5
CFS Gandel Retail Trust                                23,400              29
Coca-Cola Amatil, Ltd.                                  2,300              15
Coles Myer, Ltd.                                        6,300              46
Commonwealth Bank of Australia                          7,800             211
Commonwealth Property Office Fund                      18,200              17
ConnectEast Group                                      63,737              33
CSL, Ltd.                                               9,802             259
CSR, Ltd.                                              25,700              49
David Jones, Ltd.                                      24,700              38
DB RREEF Trust (o)                                     11,647              12
Downer EDI, Ltd.                                       11,400              46
Foster's Group, Ltd.                                   88,343             350
Futuris Corp., Ltd.                                     8,400              13
General Property Trust                                 30,500              84
Harvey Norman Holdings, Ltd.                           55,200             116
Iluka Resources, Ltd.                                   4,100              18
ING Industrial Fund                                    10,200              16
Insurance Australia Group, Ltd.                        14,600              71
Lend Lease Corp., Ltd.                                  1,900              18
Lion Nathan, Ltd.                                       6,300              35
Macquarie Bank, Ltd.                                    7,800             289
Macquarie Goodman Group (AE)                              797               2
Macquarie Infrastructure Group                         20,300              56
Mayne Group, Ltd.                                       2,800               8
National Australia Bank, Ltd.                          47,075           1,031
OneSteel, Ltd.                                         25,000              50
Orica, Ltd.                                             3,600              51
PaperlinX, Ltd.                                        30,800              98
Promina Group, Ltd.                                    79,088             302
Publishing & Broadcasting, Ltd.                        11,820             140
Qantas Airways, Ltd.                                   11,300              31
QBE Insurance Group, Ltd.                              33,235             382
Rinker Group, Ltd.                                     29,936             250
Rio Tinto, Ltd.                                         1,500              52
Santos, Ltd.                                            4,400              31
Sons of Gwalia, Ltd. (AE)(A)(B)                         8,400               0
Stockland                                               8,900              40
Suncorp-Metway, Ltd.                                    4,100              62
TABCORP Holdings, Ltd.                                  3,740              49

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telstra Corp., Ltd.                                     4,200              17
United Group, Ltd.                                      3,600              21
Wesfarmers, Ltd.                                        1,700              52
Westfield Group                                        48,556             607
Westpac Banking Corp.                                  12,000             176
WMC Resources, Ltd.                                    34,800             214
Woodside Petroleum, Ltd.                                1,400              26
Woolworths, Ltd.                                        3,600              45
                                                                 ------------
                                                                        8,067
                                                                 ------------

Belgium - 1.0%
Belgacom SA (AE)                                       14,200             587
Colruyt SA                                              2,633             409
Compagnie Maritime Belge SA (N)                           900              34
Delhaize Group                                            800              55
Dexia                                                   3,300              78
Electrabel                                                107              48
Euronav NV (N)                                            600              20
Fortis                                                 33,420             954
KBC Group SA                                            1,400             118
Mobistar SA (AE)                                        4,600             404
Solvay SA Class A                                         500              60
Umicore                                                   100              10
                                                                 ------------
                                                                        2,777
                                                                 ------------

Brazil - 0.3%
Petroleo Brasileiro SA ADR (N)                         10,320             456
Telecomunicacoes Brasileiras SA ADR                    12,400             359
                                                                 ------------
                                                                          815
                                                                 ------------

Denmark - 0.6%
AP Moller - Maersk A/S Class B (AE)                         1               9
Danske Bank A/S                                        30,990             899
East Asiatic Co., Ltd. A/S                                600              34
Novo-Nordisk A/S Class B                               10,184             567
TDC A/S                                                 1,500              63
                                                                 ------------
                                                                        1,572
                                                                 ------------

Finland - 1.0%
Fortum OYJ                                             33,000             643
Kone OYJ Class B                                          200              16
M-real OYJ Class S                                     86,600             512
Nokia OYJ                                              26,900             417
Nokia OYJ ADR                                          20,408             315

 20  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nokian Renkaat OYJ                                        200              32
Orion OYJ Class B                                       2,300              35
Sampo OYJ                                               4,800              70
Stora Enso OYJ Class R                                    300               4
UPM-Kymmene OYJ                                        21,609             479
                                                                 ------------
                                                                        2,523
                                                                 ------------

France - 8.4%
Assurances Generales de France                          9,400             952
Axa SA                                                 25,589             682
BNP Paribas                                            34,404           2,437
Cap Gemini SA                                           1,500              52
Carrefour SA                                           17,200             913
Christian Dior SA                                       3,300             241
Cie de Saint-Gobain                                     3,600             219
CNP Assurances                                          7,210             511
Compagnie Generale des Etablissements Michelin
   Class B                                              5,400             355
Credit Agricole SA                                     20,230             550
Eiffage                                                   166              19
France Telecom SA                                      46,430           1,390
Lafarge SA                                             10,184             986
Lagardere S.C.A.                                       11,839             896
L'Oreal SA                                             10,395             832
Pernod-Ricard                                           5,626             785
Peugeot SA                                              5,700             362
Renault SA                                                800              71
Sanofi-Aventis                                         25,623           2,161
Schneider Electric SA                                   4,080             320
Societe BIC SA                                          1,200              68
Suez SA                                                   500              13
Thomson                                                 9,800             264
Total SA                                               12,516           2,929
Total SA ADR                                            8,116             951
Valeo SA                                               17,580             783
Vallourec                                                 200              42
Vinci SA                                                1,600             231
Vivendi Universal SA                                   67,581           2,070
Zodiac SA                                               1,500              70
                                                                 ------------
                                                                       22,155
                                                                 ------------

Germany - 7.4%
Adidas-Salomon AG                                       5,497             872
Allianz AG                                             23,354           2,578
AMB Generali Holding AG                                   300              27
BASF AG                                                 2,600             184
Bayer AG                                                2,000              66
Bayerische Hypo-und Vereinsbank AG (AE)                74,086           1,812
Celesio AG                                              2,600             213
Commerzbank AG (AE)                                     3,300              72

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Continental AG                                         10,900             845
DaimlerChrysler AG                                      3,600             161
Deutsche Bank AG                                       13,483           1,163
Deutsche Boerse AG                                      9,547             718
Deutsche Lufthansa AG                                  30,477             439
Deutsche Post AG                                       36,660             895
Deutsche Postbank AG                                    9,095             419
Deutsche Telekom AG                                    35,100             701
E.ON AG                                                27,599           2,368
Fresenius Medical Care AG                               2,200             178
Hannover Rueckversicherung AG                           5,300             210
Heidelberger Druckmaschinen (AE)                       10,000             320
Infineon Technologies AG (AE)                          45,700             438
KarstadtQuelle AG                                      51,192             514
Lanxess (AE)                                              200               4
MAN AG                                                  6,900             309
Medion AG                                               7,500             122
Merck KGaA (AE)                                         5,200             371
Metro AG                                                1,700              91
MLP AG                                                    600               9
Muenchener Rueckversicherungs-Gesellschaft AG           1,940             234
Schering AG                                            17,623           1,169
Siemens AG                                              1,500             119
ThyssenKrupp AG                                         3,000              62
TUI AG                                                  9,700             256
Volkswagen AG                                          33,750           1,607
                                                                 ------------
                                                                       19,546
                                                                 ------------

Greece - 0.7%
Cosmote Mobile Telecommunications SA                   20,800             365
EFG Eurobank Ergasias SA                               22,700             703
OPAP SA                                                17,650             516
Public Power Corp.                                      6,300             181
                                                                 ------------
                                                                        1,765
                                                                 ------------

Hong Kong - 1.2%
Bank of East Asia, Ltd.                               166,645             480
BOC Hong Kong Holdings, Ltd.                            7,000              13
Cathay Pacific Airways, Ltd.                           10,000              19
Cheung Kong Holdings, Ltd.                             16,000             142
China Mobile Hong Kong, Ltd.                          141,000             461
Citic Pacific, Ltd.                                    47,500             139

                                                               Non-U.S. Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CLP Holdings, Ltd.                                     37,500             213
Esprit Holdings, Ltd.                                  34,000             232
Hang Seng Bank, Ltd.                                      800              11
Henderson Land Development Co., Ltd.                    3,000              13
HongKong Electric Holdings                              5,500              24
Hopewell Holdings                                      16,000              38
Hutchison Telecommunications International, Ltd.
   (AE)                                                14,000              13
Hutchison Whampoa, Ltd.                                38,000             323
Kerry Properties, Ltd.                                 16,500              36
Li & Fung, Ltd.                                       132,000             241
MTR Corp.                                               8,500              13
New World Development, Ltd.                            32,000              31
Orient Overseas International, Ltd.                     8,000              38
PCCW, Ltd.                                            240,000             135
Shangri-La Asia, Ltd.                                   2,000               3
Sino Land Co.                                          30,000              28
Sun Hung Kai Properties, Ltd.                           5,000              45
Swire Pacific, Ltd.                                    34,000             269
Techtronic Industries Co.                              71,500             158
Wharf Holdings, Ltd.                                   47,000             149
                                                                 ------------
                                                                        3,267
                                                                 ------------

Indonesia - 0.2%
Telekomunikasi Indonesia Tbk PT                       714,000             337
Telekomunikasi Indonesia Tbk PT ADR                     9,047             170
                                                                 ------------
                                                                          507
                                                                 ------------

Ireland - 0.7%
Bank of Ireland                                        70,888           1,119
CRH PLC                                                27,600             725
                                                                 ------------
                                                                        1,844
                                                                 ------------

Italy - 3.9%
Arnoldo Mondadori Editore SpA                           6,200              66
Autostrade SpA                                         17,000             440
Banca Intesa SpA                                       91,303             464
Banche Popolari Unite SCRL                             15,033             315
Banco Popolare di Verona e Novara SCRL                 35,070             654
Benetton Group SpA                                     33,015             318
Cir Compagnie Industrielle                              3,800              11
Enel SpA                                               80,211             767
ENI SpA                                                98,609           2,560
Finmeccanica SpA                                      598,540             607
Fondiaria-Sai SpA                                       7,600             211
Hera SpA                                               29,000              81
Italcementi SpA                                         9,300             156
Lottomatica SpA                                         5,700             206
Mediaset SpA                                            9,100             131

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Milano Assicurazioni SpA                               28,200             165
Parmalat Finanziaria SpA (AE)                          12,500               2
Pirelli & C SPA (AE)                                   10,800              13
Riunione Adriatica di Sicurta SpA                      11,762             277
Snam Rete Gas SpA                                      51,400             286
Telecom Italia Media SpA (AE)                         156,600              87
Telecom Italia SpA                                    417,867           1,460
UniCredito Italiano SpA                               185,170           1,087
                                                                 ------------
                                                                       10,364
                                                                 ------------

Japan - 20.9%
77 Bank, Ltd. (The)                                    82,200             596
Acom Co., Ltd.                                            430              29
Aderans Co., Ltd.                                         300               6
Aeon Co., Ltd.                                         25,600             432
Aiful Corp.                                               300              24
Aiful Corp. (AE)                                          150              12
Aioi Insurance Co., Ltd.                               15,000              81
Aisin Seiki Co., Ltd.                                  11,800             269
All Nippon Airways Co., Ltd.                            9,000              31
Alps Electric Co., Ltd.                                28,900             460
Aoyama Trading Co., Ltd.                                  200               5
Arrk Corp.                                              3,900             146
Aruze Corp.                                             2,200              60
Asahi Breweries, Ltd.                                   4,500              58
Asahi Glass Co., Ltd.                                  46,000             485
Asahi Kasei Corp.                                       9,000              44
Autobacs Seven Co., Ltd.                                  600              19
Bandai Visual Co., Ltd.                                    23              67
Bank of Yokohama, Ltd. (The)                           10,000              61
Bridgestone Corp.                                      19,000             349
BSL Corp.                                              15,000              40
Canon, Inc.                                            32,000           1,716
Central Glass Co., Ltd.                                 1,000               6
Chiba Bank, Ltd. (The)                                 10,000              65
Chubu Electric Power Co., Inc.                          5,300             127
Citizen Watch Co., Ltd.                                 8,000              77
Cosmo Oil Co., Ltd.                                    17,000              55
Credit Saison Co., Ltd.                                21,200             763
CSK Corp.                                                 300              12
D&M Holdings, Inc. (AE)                                 1,000               2
Dai Nippon Printing Co., Ltd.                           4,000              65
Daihatsu Motor Co., Ltd.                                5,000              39
Daiichi Pharmaceutical Co., Ltd.                          400               9

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daikin Industries, Ltd.                                 8,200             206
Daimaru, Inc.                                           6,000              53
Dainippon Ink and Chemicals, Inc.                       2,000               5
Dainippon Pharmaceutical Co., Ltd.                      1,000              10
Dainippon Screen Manufacturing Co., Ltd.               24,000             162
Daiwa House Industry Co., Ltd.                          5,000              57
Daiwa Securities Group, Inc.                           40,000             263
Denki Kagaku Kogyo Kabushiki Kaisha                     2,000               7
Dentsu, Inc.                                              152             415
Don Quijote Co., Ltd.                                   3,100             182
East Japan Railway Co.                                     89             478
Eisai Co., Ltd.                                         1,100              37
Fanuc, Ltd.                                             8,300             519
Fast Retailing Co., Ltd.                                4,100             248
Fuji Electric Holdings Co., Ltd.                        4,000              13
Fuji Heavy Industries, Ltd.                           112,900             552
Fuji Photo Film Co., Ltd.                              19,600             717
Fujitsu, Ltd.                                          55,000             330
Funai Electric Co., Ltd.                                4,300             530
Hachijuni Bank, Ltd. (The)                              2,000              14
Hankyu Department Stores                                2,000              16
HIS Co., Ltd.                                           5,100             117
Hitachi Cable, Ltd.                                     2,000               8
Hitachi Chemical Co., Ltd.                              2,900              52
Hitachi Kokusai Electric, Inc.                         10,000              82
Hitachi, Ltd.                                          22,000             137
Hokkaido Electric Power Co., Inc.                       1,300              26
Hokuhoku Financial Group, Inc.                         41,000             124
Honda Motor Co., Ltd.                                  12,800             641
Hoya Corp.                                              3,900             429
Isuzu Motors, Ltd. (AE)                                19,000              50
Itochu Corp.                                           16,000              81
Ito-Yokado Co., Ltd.                                    7,400             295
Japan Radio Co., Ltd.                                  12,000              44
Japan Tobacco, Inc.                                        15             166
JFE Holdings, Inc.                                      3,700             103
JS Group Corp.                                         16,400             301
Kadokawa Holdings, Inc.                                 5,800             218
Kamigumi Co., Ltd.                                     17,000             142
Kaneka Corp.                                           16,000             177
Kansai Electric Power Co., Inc. (The)                   9,300             186
Kao Corp.                                              31,000             713
Kawasaki Heavy Industries, Ltd.                        21,000              36
Kawasaki Kisen Kaisha, Ltd.                            10,000              69
KDDI Corp.                                                116             574
Keihin Corp.                                            1,400              24
Keio Electric Railway Co., Ltd.                        15,000              89
Keyence Corp.                                             700             162
Kirin Brewery Co., Ltd.                                 1,000              10
Kobe Steel, Ltd.                                       24,000              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Koei Co., Ltd.                                          4,100              96
Komatsu, Ltd.                                           9,000              68
Konica Minolta Holdings, Inc.                          14,500             147
Kubota Corp.                                           14,000              75
Kuraray Co., Ltd.                                      38,600             344
Kyocera Corp.                                           1,100              78
Kyowa Hakko Kogyo Co., Ltd.                             6,000              46
Kyushu Electric Power Co., Inc.                         3,300              70
Lawson, Inc.                                           12,600             463
Livedoor Co., Ltd. (AE)                                35,785             105
Mabuchi Motor Co., Ltd.                                 9,700             583
Makita Corp.                                            3,000              55
Mars Engineering Corp.                                  2,400              77
Marubeni Corp.                                         27,000              87
Matsumotokiyoshi Co., Ltd.                             10,900             323
Matsushita Electric Industrial Co., Ltd.               39,000             575
Matsushita Electric Works, Ltd. (AE)                    5,000              43
Meiji Dairies Corp.                                     3,000              17
Meitec Corp.                                            3,000             105
Millea Holdings, Inc.                                       8             116
Minebea Co., Ltd.                                     117,000             502
Mitsubishi Chemical Corp.                              29,000              92
Mitsubishi Corp.                                        6,300              82
Mitsubishi Electric Corp.                              21,000             109
Mitsubishi Estate Co., Ltd.                            85,000             988
Mitsubishi Gas Chemical Co., Inc.                       4,000              19
Mitsubishi Heavy Industries, Ltd.                      22,000              58
Mitsubishi Rayon Co., Ltd.                             51,000             188
Mitsubishi Securities Co., Ltd.                        20,000             186
Mitsubishi Tokyo Financial Group, Inc.                    188           1,631
Mitsui & Co., Ltd.                                     44,000             406
Mitsui Engineering & Shipbuilding Co., Ltd.             9,000              17
Mitsui Fudosan Co., Ltd.                               29,000             340
Mitsui OSK Lines, Ltd.                                 15,000              96
Mitsui Sumitomo Insurance Co., Ltd.                     3,000              28
Mitsui Trust Holdings, Inc.                             6,000              60
Mizuho Financial Group, Inc.                              186             879
Murata Manufacturing Co., Ltd.                          8,400             450
NEC Corp.                                              40,000             242
NET One Systems Co., Ltd.                                  59             151
Nichirei Corp.                                          1,000               4
Nidec Copal Corp.                                       2,700              39
Nidec Corp.                                             1,400             174
Nikko Cordial Corp.                                    12,000              60
Nintendo Co., Ltd.                                        400              44
Nippon Electric Glass Co., Ltd.                        17,000             245

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nippon Express Co., Ltd.                              200,600           1,055
Nippon Kayaku Co., Ltd.                                 2,000              12
Nippon Light Metal Co., Ltd.                           18,000              47
Nippon Meat Packers, Inc.                               1,000              13
Nippon Mining Holdings, Inc.                            3,000              16
Nippon Oil Corp.                                       38,000             270
Nippon Steel Corp.                                    136,000             344
Nippon Telegraph & Telephone Corp.                        150             656
Nippon Yusen Kabushiki Kaisha                          12,000              72
Nishi-Nippon City Bank, Ltd. (The)                     47,000             201
Nissan Motor Co., Ltd.                                 14,100             145
Nissen Co., Ltd.                                        2,300              32
Nissha Printing Co., Ltd.                               4,000              64
Nisshin Seifun Group, Inc.                              1,000              11
Nisshin Steel Co., Ltd.                                26,000              68
Nisshinbo Industries, Inc.                              2,000              16
Nitto Denko Corp.                                       8,600             451
NOK Corp.                                               3,600              86
Nomura Holdings, Inc.                                  92,800           1,298
NS Solutions Corp.                                      2,800              66
NSK, Ltd.                                               7,000              36
NTT DoCoMo, Inc.                                           35              59
Obayashi Corp.                                          3,000              18
OJI Paper Co., Ltd.                                     7,000              39
Olympus Corp.                                           2,000              47
ORIX Corp.                                             13,100           1,670
Osaka Gas Co., Ltd.                                     2,000               6
Parco Co., Ltd.                                        13,000              87
Promise Co., Ltd.                                         250              17
Rengo Co., Ltd.                                         2,000              10
Renown D'urban Holdings, Inc. (AE)                      4,100              38
Resona Holdings, Inc.                                  14,000              28
Ricoh Co., Ltd.                                        23,000             395
Rinnai Corp.                                           21,600             548
Rohm Co., Ltd.                                          6,900             666
Sanken Electric Co., Ltd.                              10,000             131
Sankyo Co., Ltd.                                        6,000             162
Sanyo Electric Co., Ltd.                               27,000              84
Sega Sammy Holdings, Inc.                               2,800             170
Seino Transportation Co., Ltd.                          2,000              20
Sekisui House, Ltd.                                    51,800             553
Senshukai Co., Ltd.                                     4,000              35
SFCG Co., Ltd.                                            980             239
Shimachu Co., Ltd.                                        700              18
Shin-Etsu Chemical Co., Ltd.                           18,500             700
Shinko Electric Industries Co., Ltd.                      800              27
Shiseido Co., Ltd.                                      3,900              51
Showa Denko KK                                         10,000              26
Showa Shell Sekiyu KK                                   5,400              52
SKY Perfect Communications, Inc.                          136             106
Skylark Co., Ltd.                                      31,700             535

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SMC Corp.                                               1,600             181
Softbank Corp.                                          7,300             301
Sohgo Security Services Co., Ltd.                      18,098             260
Sompo Japan Insurance, Inc.                             8,000              83
Sony Corp.                                              4,300             171
Stanley Electric Co., Ltd.                             12,600             191
STB Leasing Co., Ltd.                                   3,900              73
Sumisho Lease Co., Ltd.                                 6,600             246
Sumitomo Bakelite Co., Ltd.                            73,800             460
Sumitomo Chemical Co., Ltd.                            92,200             456
Sumitomo Corp.                                         21,000             180
Sumitomo Electric Industries, Ltd.                     22,000             234
Sumitomo Forestry Co., Ltd.                            18,000             178
Sumitomo Heavy Industries, Ltd.                        19,000              75
Sumitomo Metal Industries, Ltd.                         7,000              13
Sumitomo Mitsui Financial Group, Inc.                     289           1,957
Sumitomo Osaka Cement Co., Ltd.                        53,000             139
Sumitomo Rubber Industries, Inc.                       13,000             125
Sumitomo Trust & Banking Co., Ltd. (The)              151,000             984
Suzuki Motor Corp.                                        800              14
T&D Holdings, Inc.                                      9,600             488
Taiheiyo Cement Corp.                                  16,000              45
Takeda Pharmaceutical Co., Ltd.                        23,800           1,134
Takefuji Corp.                                         11,820             796
Takuma Co., Ltd.                                        1,000               8
Tanabe Seiyaku Co., Ltd.                                1,000              10
TDK Corp.                                              15,900           1,088
Teijin, Ltd.                                           10,000              43
Telewave, Inc.                                              4              13
Telewave, Inc. (AE)                                        24              73
Terumo Corp.                                              400              12
Tobu Railway Co., Ltd.                                  5,000              20
Toda Corp.                                              4,000              20
Tohoku Electric Power Co., Inc.                         2,400              44
Tokai Rika Co., Ltd.                                    2,700              43
Tokyo Electric Power Co., Inc. (The)                   11,500             279
Tokyo Electron, Ltd.                                    9,600             547
Tokyo Gas Co., Ltd.                                    12,000              48
Tokyo Tomin Bank, Ltd. (The)                            3,700              99
Toppan Printing Co., Ltd.                               4,000              44
Toshiba Corp.                                          30,000             125
Tosoh Corp.                                             7,000              35
Toyo Seikan Kaisha, Ltd.                                3,000              56
Toyobo Co., Ltd.                                       22,000              54
Toyoda Gosei Co., Ltd.                                 23,300             421
Toyota Motor Corp.                                     71,500           2,660

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Tsusho Corp.                                     1,000              17
UFJ Holdings, Inc.                                         16              84
Uniden Corp.                                            9,000             187
UNY Co., Ltd.                                           1,000              12
USS Co., Ltd.                                           1,750             135
West Japan Railway Co.                                     16              65
World Co., Ltd.                                           600              22
Xebio Co., Ltd.                                         2,000              54
Yahoo! Japan Corp.                                         16              38
Yamaha Corp.                                              800              12
Yamaha Motor Co., Ltd.                                 38,700             662
Yamanouchi Pharmaceutical Co., Ltd.                     9,497             321
Yamato Transport Co., Ltd.                             53,000             758
Yokogawa Electric Corp.                                 9,000             122
Yokohama Rubber Co., Ltd. (The)                         1,000               4
York-Benimaru Co., Ltd. Class D                         3,700             107
                                                                 ------------
                                                                       55,307
                                                                 ------------

Luxembourg - 0.0%
Arcelor                                                   400               9
                                                                 ------------

Mexico - 0.3%
Coca-Cola Femsa SA de CV ADR                           17,000             411
Telefonos de Mexico SA de CV ADR                       10,550             364
                                                                 ------------
                                                                          775
                                                                 ------------

Netherlands - 4.6%
ABN AMRO Holding NV                                    33,439             830
Aegon NV                                               51,184             691
Akzo Nobel NV                                           3,700             169
Buhrmann NV                                            20,200             204
CSM Class A (AE)                                        2,200              68
DSM NV                                                  2,700             190
European Aeronautic Defense and Space Co.              10,100             302
Heineken NV                                            21,468             744
ING Groep NV                                           48,920           1,478
Koninklijke Philips Electronics NV                     14,400             396
Koninklijke Philips Electronics NV                     52,810           1,455
OCE NV                                                  1,700              27
Rodamco Europe NV                                       3,700             277
Royal Dutch Petroleum Co.                              35,574           2,127
Royal KPN NV                                            8,700              78
Royal Numico NV (AE)                                   33,900           1,387
Royal P&O Nedlloyd NV (AE)                              2,400             135
TPG NV                                                  1,100              31
Unilever NV                                            14,084             958
Wolters Kluwer NV                                      38,204             698
                                                                 ------------
                                                                       12,245
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

New Zealand - 0.1%
Carter Holt Harvey, Ltd.                              166,200             233
Sky City Entertainment Group, Ltd.                      6,600              23
Telecom Corp. of New Zealand, Ltd.                     19,490              84
                                                                 ------------
                                                                          340
                                                                 ------------

Norway - 0.2%
DNB NOR ASA                                            62,992             644
                                                                 ------------

Portugal - 0.2%
Energias de Portugal SA                               139,960             390
                                                                 ------------

Singapore - 0.9%
CapitaLand, Ltd.                                       60,200              86
City Developments, Ltd.                                35,000             137
ComfortDelgro Corp., Ltd.                               6,000               6
DBS Group Holdings, Ltd.                               89,400             807
Fraser and Neave, Ltd.                                  3,000              28
Hyflux, Ltd.                                            2,000               4
Jardine Cycle & Carriage, Ltd.                          6,000              43
Keppel Corp., Ltd.                                     56,000             370
Keppel Land, Ltd.                                       7,000              10
MobileOne, Ltd.                                        54,000              65
NatSteel, Ltd.                                         10,000              13
Neptune Orient Lines, Ltd.                             18,000              40
Oversea-Chinese Banking Corp.                           3,000              25
Parkway Holdings, Ltd.                                 74,000              73
SembCorp Industries, Ltd.                               2,000               2
Singapore Airlines, Ltd.                                4,000              29
Singapore Telecommunications, Ltd.                     29,790              47
SMRT Corp., Ltd.                                        3,000               2
United Overseas Bank, Ltd.                             73,200             639
United Overseas Land, Ltd.                              2,000               3
                                                                 ------------
                                                                        2,429
                                                                 ------------

South Africa - 0.2%
Nedcor, Ltd.                                           33,683             405
                                                                 ------------

South Korea - 0.3%
Korea Electric Power Corp. ADR                         31,800             427
KT Corp. ADR (N)                                       20,200             430
                                                                 ------------
                                                                          857
                                                                 ------------

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spain - 4.1%
Acciona SA                                                500              45
Acerinox SA                                             3,900              64
ACS Actividades Cons y Serv                            19,013             471
Altadis SA                                             41,200           1,685
Amadeus Global Travel Distribution SA Class A           9,700              92
Antena 3 de Television SA                               1,900             155
Banco Bilbao Vizcaya Argentaria SA                      3,000              49
Banco de Sabadell SA                                   23,100             578
Banco Popular Espanol SA                                8,800             569
Banco Santander Central Hispano SA                     43,800             533
Bankinter SA                                            3,100             161
Cia de Distribucion Integral Logista SA                   900              47
Corp Mapfre SA                                         20,230             312
Ebro Puleva SA                                          6,400             108
Endesa SA                                              51,102           1,149
Fomento de Construcciones y Contratas SA                1,200              61
Gestevision Telecinco SA (AE)                          11,500             267
Iberia Lineas Aereas de Espana                         12,400              41
Indra Sistemas SA                                      17,000             305
Repsol YPF SA                                          43,589           1,154
Repsol YPF SA ADR (N)                                  28,739             763
Sociedad General de Aguas de Barcelona SA Class
   A                                                    1,200              26
Telefonica SA                                         123,064           2,144
Union Fenosa SA                                         4,400             131
                                                                 ------------
                                                                       10,910
                                                                 ------------

Sweden - 2.8%
Ainax AB                                                    1              --
Atlas Copco AB Class A                                    700              34
Axfood AB                                                 700              17
Electrolux AB                                          21,760             506
Elekta AB (AE)                                          1,300              47
Gambro AB Class A (AE)                                  5,200              71
Hennes & Mauritz AB Class B                            46,555           1,600
Lundin Petroleum AB (AE)                                6,000              46
Nordea Bank AB                                         18,500             187
OMX AB                                                  2,400              28
Sandvik AB                                              1,800              75
Skandia Forsakrings AB                                133,768             679
Skandinaviska Enskilda Banken AB Class A                5,800             110
Skanska AB Class B                                      5,100              62
Svenska Cellulosa AB Class B                           11,220             423
Svenska Handelsbanken Class A                          61,352           1,449
Swedish Match AB                                        3,500              43
Tele2 AB Class B                                        1,200              40

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson Class B (AE)          679,389           1,912
TeliaSonera AB                                          9,500              56
Volvo AB
   Class A                                              1,500              64
   Class B                                              1,200              53
                                                                 ------------
                                                                        7,502
                                                                 ------------

Switzerland - 6.8%
ABB, Ltd. (AE)                                         97,814             608
Ciba Specialty Chemicals AG                            11,938             773
Compagnie Financiere Richemont AG Class A              37,267           1,170
Credit Suisse Group                                    34,512           1,482
Georg Fischer AG                                          219              68
Givaudan                                                  461             296
Julius Baer Holding AG Class B                            236              82
Kuehne & Nagel International AG                           200              43
Kuoni Reisen Holding                                      100              44
Lonza Group AG                                          7,140             437
Nestle SA                                               9,355           2,560
Nobel Biocare Holding AG                                  200              42
Novartis AG                                            66,189           3,088
PubliGroupe SA                                             77              24
Rieter Holding AG                                         311              98
Roche Holding AG                                       19,681           2,110
Schindler Holding AG                                      100              37
Sulzer AG                                                 336             145
Swatch Group AG Class B                                   300              41
Swiss Reinsurance (AE)                                 11,820             846
Swisscom AG                                               460             169
Synthes, Inc.                                           4,914             546
UBS AG                                                 33,022           2,789
Valora Holding AG                                         119              27
Xstrata PLC                                            10,200             195
Zurich Financial Services AG                              462              81
                                                                 ------------
                                                                       17,801
                                                                 ------------

Taiwan - 0.6%
First Financial Holding Co., Ltd. GDR (p)(AE)          32,891             536
Taiwan Semiconductor Manufacturing Co., Ltd. ADR       68,329             579
United Microelectronics Corp. ADR (AE)                144,144             486
                                                                 ------------
                                                                        1,601
                                                                 ------------

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Kingdom - 20.1%
3i Group PLC                                           84,780           1,076
Alliance & Leicester PLC                                4,000              67
Alliance Unichem PLC                                    6,400              94
Anglo American PLC                                     34,827             826
Arriva PLC                                              7,000              69
Associated British Foods PLC                           12,400             176
AstraZeneca PLC                                        50,367           1,987
Aviva PLC                                              65,300             784
AWG PLC                                                 1,700              27
BAA PLC                                                53,800             593
BAE Systems PLC                                       208,677           1,023
Barclays PLC                                          151,825           1,552
Barratt Developments PLC                               10,000             125
BG Group PLC                                          126,900             986
BHP Billiton PLC                                       46,800             629
BOC Group PLC                                          23,881             460
Boots Group PLC                                        70,925             836
BP PLC                                                357,900           3,710
Bradford & Bingley PLC                                 22,500             131
Brambles Industries PLC                                32,100             184
Britannic Group PLC (AE)                                5,500              49
British Airways PLC (AE)                               19,400              97
British American Tobacco PLC                           66,222           1,168
British Land Co. PLC                                   39,700             603
British Sky Broadcasting PLC                           30,750             337
BT Group PLC                                          344,028           1,336
Bunzl PLC                                              58,444             571
Cable & Wireless PLC                                   42,000             103
Carnival PLC                                           18,570           1,020
Centrica PLC                                          106,130             463
Colt Telecom Group PLC (AE)                             2,600               2
Compass Group PLC                                       7,300              33
Corus Group PLC (AE)                                  113,308             116
Davis Service Group PLC                                   500               4
Diageo PLC                                            141,346           1,993
EMI Group PLC                                          26,700             119
Firstgroup PLC                                          1,000               6
FKI PLC                                                17,500              35
GKN PLC                                               179,750             862
GlaxoSmithKline PLC                                   141,135           3,235
HBOS PLC                                               23,900             373
HMV Group PLC                                          34,200             162
HSBC Holdings PLC                                     194,384           3,076
Imperial Chemical Industries PLC                       37,200             188
Imperial Tobacco Group PLC                             45,085           1,183
Inchcape PLC                                            4,600             172
J Sainsbury PLC                                       102,001             558
Kelda Group PLC                                         2,900              33
Kesa Electricals PLC                                   65,704             375
Land Securities Group PLC                               2,300              56

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Legal & General Group PLC                               7,500              16
Lloyds TSB Group PLC                                  109,530             989
Man Group PLC                                          13,160             342
Marconi Corp. PLC (AE)                                  3,000              31
Marks & Spencer Group PLC                              77,400             506
Mitchells & Butlers PLC                                28,758             187
MyTravel Group PLC (AE)                                   200              --
Northern Foods PLC                                     46,900             137
O2 PLC (AE)                                             7,800              18
Old Mutual PLC                                         21,500              55
Pennon Group PLC                                        3,100              57
Pilkington PLC                                          8,500              19
Prudential PLC                                         59,866             572
Reed Elsevier PLC                                       4,000              41
Reuters Group PLC                                      96,900             747
Rexam PLC                                              41,391             371
Rio Tinto PLC                                          22,732             735
Rolls-Royce Group PLC B Shares                      1,747,850               3
Rolls-Royce Group PLC                                  34,957             161
Royal & Sun Alliance Insurance Group                  111,400             165
Royal Bank of Scotland Group PLC                       55,245           1,758
SABMiller PLC                                           3,100              49
Scottish & Newcastle PLC                                1,800              16
Scottish & Southern Energy PLC                         20,200             336
Scottish Power PLC                                     15,500             120
Shell Transport & Trading Co. PLC                     413,346           3,710
Shire Pharmaceuticals PLC                              11,100             127
Somerfield PLC                                         20,500              81
SSL International PLC                                  10,000              57
Stagecoach Group PLC                                   30,795              64
Standard Chartered PLC                                 21,900             394
Tate & Lyle PLC                                        18,300             184
Tesco PLC                                             110,000             658
Trinity Mirror PLC                                      9,100             121
Unilever PLC                                          113,950           1,126
United Business Media PLC                              21,700             202
United Utilities PLC                                   16,500             140
Vodafone Group PLC                                  1,821,483           4,836
Wimpey George PLC                                       8,400              70
Yell Group PLC                                         13,000             116
                                                                 ------------
                                                                       52,960
                                                                 ------------

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $195,859)                                                       239,377
                                                                 ------------
PREFERRED STOCKS - 0.4%
Germany - 0.3%
Fresenius AG                                            6,400             737
Fresenius Medical Care AG                               1,100              63
ProSieben SAT.1 Media AG                                1,900              36
                                                                 ------------
                                                                          836
                                                                 ------------
Italy - 0.1%
Unipol SpA                                             54,300             191
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $726)                                                             1,027
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.4%
(Number of Contracts)
Belgium - 0.2%
Bel 20 Index Futures
   Apr 2005 3,091.04 (EUR) Call (99)                    3,967             690
                                                                 ------------

Switzerland - 0.2%
Swiss Market Index Futures
   Jun 2005 5,925.17 (EUR) Put (54)                     2,675             256
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $898)                                                               946
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT($)
                                                  OR SHARES
                                                 ------------
WARRANTS & RIGHTS - 0.0%
Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd. 2006 Warrants
   (AE)                                                 1,000               1
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   1
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.0%
United States - 8.0%
Frank Russell Investment Company
   Money Market Fund                               18,058,000          18,058
United States Treasury Bills (z)(sec.)
   2.325% due 04/14/05 (c)                              2,000           1,998
   2.755% due 06/09/05                                  1,200           1,192
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,250)                                                         21,248
                                                                 ------------

OTHER SECURITIES - 4.8%
State Street Securities Lending Quality Trust
   (x)                                             12,725,890          12,726
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $12,726)                                                         12,726
                                                                 ------------

TOTAL INVESTMENTS - 104.2%
(identified cost $231,459)                                            275,325

OTHER ASSETS AND LIABILITIES,
NET - (4.2%)                                                          (11,211)
                                                                 ------------

NET ASSETS - 100.0%                                                   264,114
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 04/05 (39)                               3,738                (29)

CAC-40 Index (France)
   expiration date 04/05 (14)                                 742                  8
   expiration date 06/05 (24)                               1,247                 16
DAX Index (Germany)
   expiration date 06/05 (12)                               1,701                 (7)
EUR STOXX 50 Index (EMU)
   expiration date 06/05 (99)                               3,864                (31)

FTSE-100 Index (UK)
   expiration date 06/05 (46)                               4,270                (62)

Hang Seng Index (Hong Kong)
   expiration date 04/05 (6)                                  516                 --

IBEX Plus Indes (Spain)
   expiration date 04/05 (8)                                  961                 (8)

SPI 200 Index (Australia)
   expiration date 06/05 (9)                                  718                (23)

TOPIX Index (Japan)
   expiration date 06/05 (47)                               5,187                (42)

Short Positions
CAC-40 Index (France)
   expiration date 04/05 (4)                                  212                 (1)

DAX Index (Germany)
   expiration date 06/05 (3)                                  425                  4

FTSE-100 Index (UK)
   expiration date 06/05 (10)                                 928                  9

MIB-30 (Italy)
   expiration date 06/05 (4)                                  828                (17)

TOPIX Index (Japan)
   expiration date 06/05 (2)                                  221                  2
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (181)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Apr 2005 3,091.04 (EUR) Put (99)                         3,967               (642)

Switzerland
Swiss Market Index Futures
   Jun 2005 5,925.17 (EUR) Call (54)                        2,675               (226)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $897)                                                               (868)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              20      AUD            26    04/04/05                 --
USD              36      AUD            47    04/05/05                 --
USD              13      AUD            17    06/15/05                 --
USD           3,001      AUD         3,814    06/15/05                (73)
USD              10      CHF            12    04/01/05                 --
USD              23      CHF            27    04/04/05                 --
USD               7      CHF             8    06/15/05                 --
USD               9      DKK            53    04/01/05                 --
USD              93      DKK           512    06/15/05                 (3)
USD             233      EUR           180    04/01/05                  1
USD             202      EUR           150    06/15/05                 (7)
USD             402      EUR           300    06/15/05                (12)
USD             667      EUR           500    06/15/05                (18)
USD           3,501      EUR         2,600    06/15/05               (125)
USD           5,828      EUR         4,338    06/15/05               (195)
USD             329      GBP           175    04/01/05                  2
USD             190      GBP           100    06/15/05                 (2)
USD             191      GBP           100    06/15/05                 (3)
USD             574      GBP           300    06/15/05                 (9)
USD             574      GBP           300    06/15/05                (10)
USD             576      GBP           300    06/15/05                (11)
USD           2,297      GBP         1,200    06/15/05                (38)
USD           9,666      GBP         5,048    06/15/05               (164)
USD              20      HKD           155    04/01/05                 --
USD              20      HKD           157    04/01/05                 --
USD              16      HKD           122    04/04/05                 --
USD              45      HKD           349    06/15/05                 --
USD              87      HKD           676    06/15/05                 --
USD               2      JPY           253    04/01/05                 --
USD               3      JPY           291    04/01/05                 --
USD               3      JPY           296    04/01/05                 --
USD               5      JPY           535    04/01/05                 --
USD             151      JPY        16,254    04/01/05                 --
USD               2      JPY           262    04/04/05                 --
USD               3      JPY           283    04/04/05                 --
USD               3      JPY           310    04/04/05                 --
USD              58      JPY         6,251    04/04/05                 --
USD               3      JPY           283    04/05/05                 --
USD               3      JPY           285    04/05/05                 --
USD               5      JPY           542    04/05/05                 --
USD              20      JPY         2,158    04/05/05                 --
USD              40      JPY         4,275    06/15/05                 --
USD             484      JPY        50,000    06/15/05                (14)
USD             484      JPY        50,000    06/15/05                (15)
USD             937      JPY       100,000    06/15/05                  2
USD           1,840      JPY       190,000    06/15/05                (56)
USD           2,033      JPY       210,000    06/15/05                (62)
USD              31      SEK           216    04/01/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,069      SEK        13,919    06/15/05                (96)
USD              42      SGD            70    06/15/05                 --
AUD              17      USD            13    04/01/05                 --
CHF              12      USD            10    06/15/05                 --
DKK              53      USD             9    06/15/05                 --
EUR             180      USD           233    06/15/05                 (1)
EUR             700      USD           937    06/15/05                 28
EUR           2,288      USD         3,079    06/15/05                108
EUR           4,389      USD         5,915    06/15/05                214
GBP             100      USD           189    06/15/05                  1
GBP             100      USD           192    06/15/05                  4
GBP             175      USD           328    06/15/05                 (2)
GBP             200      USD           383    06/15/05                  6
HKD             137      USD            18    04/01/05                 --
HKD             676      USD            87    04/01/05                 --
HKD             152      USD            19    04/04/05                 --
HKD             277      USD            35    04/04/05                 --
JPY             206      USD             2    04/01/05                 --
JPY             240      USD             2    04/01/05                 --
JPY             240      USD             2    04/01/05                 --
JPY             350      USD             3    04/01/05                 --
JPY             365      USD             3    04/01/05                 --
JPY           2,489      USD            23    04/01/05                 --
JPY           2,738      USD            25    04/01/05                 --
JPY           3,773      USD            35    04/01/05                 --
JPY           4,275      USD            40    04/01/05                 --
JPY           4,473      USD            42    04/01/05                 --
JPY             241      USD             2    04/04/05                 --
JPY             346      USD             3    04/04/05                 --
JPY             532      USD             5    04/04/05                 --
JPY           3,645      USD            34    04/04/05                 --
JPY             248      USD             2    04/05/05                 --
JPY             345      USD             3    04/05/05                 --
JPY           2,150      USD            20    04/05/05                 --
JPY           3,980      USD            37    04/05/05                 --
JPY         100,000      USD           968    06/15/05                 29
JPY         465,340      USD         4,508    06/15/05                140
SEK             216      USD            31    06/15/05                 --
SGD              70      USD            42    04/01/05                 --
SGD              29      USD            18    04/04/05                 --
SGD             274      USD           170    06/15/05                  3
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                              (378)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.4             17,022
Consumer Discretionary                                        9.9             26,053
Consumer Staples                                              7.4             19,496
Financial Services                                           24.8             65,456
Health Care                                                   7.5             19,734
Integrated Oils                                               7.3             19,346
Materials and Processing                                      8.5             22,527
Miscellaneous                                                 0.5              1,249
Other Energy                                                  0.2                497
Producer Durables                                             4.9             12,885
Technology                                                    3.7              9,703
Utilities                                                     9.9             26,436
Options Purchased                                             0.4                946
Warrants & Rights                                              --                  1
Short-Term Investments                                        8.0             21,248
Other Securities                                              4.8             12,726
                                                  ---------------    ---------------

Total Investments                                           104.2            275,325
Other Assets and Liabilities, Net                            (4.2)           (11,211)
                                                  ---------------    ---------------

Net Assets                                                  100.0            264,114
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.2                405
Asia                                                          6.4             17,069
Europe                                                       42.8            113,074
Japan                                                        20.9             55,307
Latin America                                                 0.6              1,590
United Kingdom                                               20.1             52,960
Options Purchased                                             0.4                946
Short-Term Investments                                        8.0             21,248
Other Securities                                              4.8             12,726
                                                  ---------------    ---------------

Total Investments                                           104.2            275,325
Other Assets and Liabilities, Net                            (4.2)           (11,211)
                                                  ---------------    ---------------

Net Assets                                                  100.0            264,114
                                                  ===============    ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.9%
Apartments - 16.2%
Apartment Investment & Management Co. Class A
   (o)                                                149,525           5,562
Archstone-Smith Trust (o)                             220,172           7,510
AvalonBay Communities, Inc. (o)                       211,900          14,174
BRE Properties Class A (o)                             91,800           3,241
Camden Property Trust (o)                              84,500           3,974
Equity Residential (o)                                547,400          17,632
Essex Property Trust, Inc. (o)                         36,900           2,550
Home Properties, Inc. (o)                              57,000           2,212
United Dominion Realty Trust, Inc. (o)                138,500           2,890
                                                                 ------------
                                                                       59,745
                                                                 ------------

Diversified - 5.5%
iStar Financial, Inc. (o)                              28,600           1,178
Sizeler Property Investors (o)                         54,000             640
Spirit Finance Corp. (o)                               30,000             326
Vornado Realty Trust (o)                              260,282          18,030
                                                                 ------------
                                                                       20,174
                                                                 ------------

Free Standing Retail - 0.2%
Realty Income Corp. (o)                                26,000             595
                                                                 ------------

Health Care - 2.6%
Health Care REIT, Inc. (o)                             15,800             506
Healthcare Realty Trust, Inc. (o)                      49,000           1,786
LTC Properties, Inc. (o)                               57,300             994
National Health Investors, Inc. (o)                    40,250           1,046
Omega Healthcare Investors, Inc. (o)                   75,700             831
Ventas, Inc. (o)                                      169,750           4,237
                                                                 ------------
                                                                        9,400
                                                                 ------------

Industrial - 8.7%
AMB Property Corp. (o)                                 70,000           2,646
Catellus Development Corp. (o)                        278,766           7,429
Centerpoint Properties Trust (o)                       74,200           3,042
EastGroup Properties (o)                               57,300           2,160
First Potomac Realty Trust (o)                         55,000           1,257
ProLogis (o)                                          421,600          15,641
                                                                 ------------
                                                                       32,175
                                                                 ------------

Lodging/Resorts - 11.7%
Fairmont Hotels & Resorts, Inc.                        19,100             633
Hilton Hotels Corp.                                   495,100          11,065
Hospitality Properties Trust (o)                       16,500             666
Host Marriott Corp. (o)                               866,500          14,349
Innkeepers USA Trust (o)                               34,400             444

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
La Quinta Corp. (AE)(o)                               197,700           1,680
LaSalle Hotel Properties (o)                           64,100           1,862
Starwood Hotels & Resorts Worldwide, Inc. (o)         203,132          12,194
Strategic Hotel Capital, Inc. (o)                      28,900             425
                                                                 ------------
                                                                       43,318
                                                                 ------------

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (o)                  38,433           1,355
Sun Communities, Inc. (o)                              10,500             376
                                                                 ------------
                                                                        1,731
                                                                 ------------

Mixed Industrial/Office - 3.0%
Bedford Property Investors (o)                         32,000             699
Duke Realty Corp. (o)                                  82,500           2,463
Liberty Property Trust (o)                            174,100           6,799
PS Business Parks, Inc. (o)                            27,500           1,108
                                                                 ------------
                                                                       11,069
                                                                 ------------

Office - 18.1%
Alexandria Real Estate Equities, Inc. (o)              45,600           2,936
American Financial Realty Trust (o)                   317,900           4,651
Arden Realty, Inc. (o)                                119,700           4,052
BioMed Realty Trust, Inc. (o)                          81,850           1,686
Boston Properties, Inc. (o)                           228,500          13,763
Brandywine Realty Trust (o)                            68,700           1,951
Brookfield Properties Co.                             194,000           7,469
CarrAmerica Realty Corp. (o)                           50,300           1,587
Corporate Office Properties Trust (o)                  21,500             569
CRT Properties, Inc. (o)                               52,500           1,143
Equity Office Properties Trust (o)                     83,000           2,501
Glenborough Realty Trust, Inc. (o)                     49,300             943
Highwoods Properties, Inc. (o)                        160,900           4,315
Kilroy Realty Corp. (o)                                76,400           3,126
Mack-Cali Realty Corp. (o)                            150,621           6,379
Prentiss Properties Trust (o)                          53,000           1,810
Reckson Associates Realty Corp. (o)                    12,100             371
SL Green Realty Corp. (o)                              72,900           4,098
Trizec Properties, Inc. (o)                           182,600           3,469
                                                                 ------------
                                                                       66,819
                                                                 ------------

Regional Malls - 15.1%
General Growth Properties, Inc. (o)                   318,100          10,847
Macerich Co. (The) (o)                                110,400           5,882
Mills Corp. (The) (o)                                 105,125           5,561
Pennsylvania Real Estate Investment Trust (o)          75,397           3,040

 32  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)                        468,100          28,357
Taubman Centers, Inc. (o)                              80,000           2,219
                                                                 ------------
                                                                       55,906
                                                                 ------------

Self Storage - 2.5%
Extra Space Storage, Inc. (o)                          22,100             298
Public Storage, Inc. (o)                              131,275           7,475
Shurgard Storage Centers, Inc. Class A (o)             32,500           1,332
                                                                 ------------
                                                                        9,105
                                                                 ------------

Shopping Centers - 10.9%
Developers Diversified Realty Corp. (o)               230,200           9,150
Federal Realty Investors Trust (o)                    133,000           6,431
Inland Real Estate Corp. (o)                          107,100           1,610
Kimco Realty Corp. (o)                                 41,000           2,210
Kite Realty Group Trust (o)                            52,900             762
Pan Pacific Retail Properties, Inc. (o)               151,283           8,585
Regency Centers Corp. (o)                             242,200          11,536
                                                                 ------------
                                                                       40,284
                                                                 ------------

Specialty - 1.9%
Capital Automotive REIT (o)                           107,300           3,554
Plum Creek Timber Co., Inc. (o)                        92,800           3,313
                                                                 ------------
                                                                        6,867
                                                                 ------------

TOTAL COMMON STOCKS
(cost $275,442)                                                       357,188
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.9%
Frank Russell Investment Company Money Market
   Fund                                            10,739,000          10,739
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,739)                                                         10,739
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $286,181)                                            367,927

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                780
                                                                 ------------

NET ASSETS - 100.0%                                                   368,707
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                 Real Estate Securities Fund  33

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 85.6%
Asset-Backed Securities - 6.0%
American Airlines, Inc.
   7.858% due 10/01/11                                    140             143
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.350% due 02/25/33                                     90              92
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   3.030% due 11/25/34                                    218             218
Centex Home Equity (E)
   Series 2004-B Class AV2
   2.950% due 03/25/34                                    106             106
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     75              74
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     75              74
Countrywide Asset-Backed Certificates
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    190             187
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    140             138
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    275             271
   Series 2004-6 Class 2A1
   3.040% due 10/25/21 (E)                                283             283
   Series 2004-7 Class 2AV1
   3.000% due 12/25/22 (E)                                 73              73
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   2.980% due 09/25/21                                    246             246
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.960% due 07/25/34                                    296             296
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    599             620
Fremont Home Loan Trust (E)
   Series 2005-A Class 2A1
   2.960% due 01/25/35                                     95              95
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    320             315
GSAMP Trust (E)
   Series 2004-SEA2 Class A2A
   3.140% due 03/25/34                                    284             284
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.000% due 12/25/34                                    261             261
   Long Beach Mortgage Loan Trust
   Series 2003-1 Class A2
   3.250% due 03/25/33 (E)                                 31              31
Series 2004-A Class A
   3.000% due 02/25/24 (E)                                113             113
Morgan Stanley ABS Capital I (E)
   Series 2003-HE3 Class M2
   4.550% due 10/25/33                                    240             247
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.690% due 04/25/11                                    166             166
Park Place Securities, Inc. (E)
   Series 2004-WCW2 Class A6
   3.000% due 10/25/34                                    305             305
Parker Hannifin Employee Stock Ownership Trust
   (p)
   6.340% due 07/15/08                                    191             198
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     85              84

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Renaissance Home Equity Loan Trust
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    210             210
   Series 2004-2 Class AF1
   3.050% due 07/25/34 (E)                                524             524
Residential Asset Mortgage Products, Inc.
   Series 2004-RS10 Class AI2
   3.620% due 07/25/26                                    135             133
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    205             204
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    165             165
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    355             355
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    160             159
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    105             104
   Series 2004-RS8 Class AII1
   2.990% due 05/25/26 (E)                                595             596

 34  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Securities Corp.
   Series 2003-KS11 Class AI3
   3.320% due 02/25/29                                    160             159
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    395             390
Sears Credit Account Master Trust
   Series 2002-4 Class A
   2.940% due 08/18/09 (E)                                800             800
   Series 2002-5 Class A
   3.190% due 11/17/09 (E)                                800             802
SLM Student Loan Trust (E)
   Series 2005-2 Class A1
   2.710% due 04/26/10                                    300             299
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   4.950% due 08/25/33                                    225             231
Structured Asset Securities Corp.
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                    400             394
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    350             346
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    110             113
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.010% due 06/25/19                                     66              66
                                                                 ------------
                                                                       10,970
                                                                 ------------

Corporate Bonds and Notes - 10.7%
Amerada Hess Corp.
   7.300% due 08/15/31                                    105             118
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              36
American General Finance Corp. (E)
   Series MTNG
   3.093% due 03/23/07                                    100             100
American RE Corp.
   Series B
   7.450% due 12/15/26                                    245             274
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    350             381
Bank of America Corp.
   7.800% due 02/15/10                                     30              34
BellSouth Corp.
   4.200% due 09/15/09                                     60              59
   5.200% due 12/15/16                                     40              39
Boeing Capital Corp.
   6.100% due 03/01/11                                     65              69

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     25              28
   6.750% due 03/15/29                                     10              11
Campbell Soup Co.
   5.875% due 10/01/08                                     70              73
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             114
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                    170             197
CIT Group, Inc.
   5.750% due 09/25/07                                     75              77
   6.875% due 11/01/09                                     45              49
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   2.999% due 03/07/08                                    400             400
Citigroup, Inc.
   3.500% due 02/01/08                                    560             547
   5.000% due 09/15/14                                    230             226
Clear Channel Communications, Inc.
   5.750% due 01/15/13                                     55              54
   5.500% due 09/15/14                                    125             119
Clorox Co. (p)
   4.200% due 01/15/10                                    100              98
   5.000% due 01/15/15                                     70              70
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     55              56
Comcast Cable Communications
   8.375% due 05/01/07                                    195             210
Comcast Corp.
   5.850% due 01/15/10                                    130             134
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                    200             200
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     50              51
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                     65              65
   5.500% due 08/15/13                                     45              46
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   3.150% due 11/17/06                                    600             600

                                                              Core Bond Fund  35

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Detroit Edison Co.
   6.350% due 10/15/32                                     90              98
Devon Financing Corp. ULC
   6.875% due 09/30/11                                     95             105
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     40              43
DR Horton, Inc.
   5.625% due 01/15/16                                    145             136
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    185             227
Duke Capital Corp.
   4.302% due 05/18/06                                     70              70
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     30              31
   6.875% due 02/01/11                                     20              22
El Paso Corp.
   8.050% due 10/15/30                                    400             382
Eli Lilly & Co.
   6.770% due 01/01/36                                    245             290
FedEx Corp.
   7.600% due 07/01/97                                     65              78
Fifth Third Bank
   7.750% due 08/15/10                                    155             157
Financing Corp.
   Series 15P
   Principal Only STRIP
   Zero Coupon due 03/07/19                                70              34
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                     40              41
   Series B
   6.450% due 11/15/11                                    235             248
   Series C
   7.375% due 11/15/31                                    115             130
Ford Motor Co.
   6.375% due 02/01/29                                     70              58
Ford Motor Credit Co.
   7.875% due 06/15/10                                    245             249
   7.375% due 02/01/11                                    405             402
Ford Motor Credit Co. (E)
   4.000% due 03/21/07                                    500             501
General Electric Capital Corp.
   Series MTNA
   6.000% due 06/15/12                                     20              21
   4.750% due 09/15/14                                     95              93
General Electric Co.
   5.000% due 02/01/13                                    305             305

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   3.580% due 04/13/06 (E)                                800             785
   7.250% due 03/02/11                                     80              74
   6.875% due 09/15/11                                    460             416
   7.000% due 02/01/12                                     70              63
Glencore Funding LLC (p)
   6.000% due 04/15/14                                     60              57
Golden West Financial Corp.
   4.125% due 08/15/07                                    110             110
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    270             295
Historic TW, Inc.
   9.125% due 01/15/13                                     85             105
   8.050% due 01/15/16                                    410             480
HJ Heinz Co.
   6.375% due 07/15/28                                     20              22
HJ Heinz Finance Co.
   6.750% due 03/15/32                                     55              63
Household Finance Corp.
   4.750% due 05/15/09                                    310             310
   6.375% due 11/27/12                                    125             135
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    150             192
International Lease Finance Corp.
   6.375% due 03/15/09                                    125             132
International Paper Co.
   5.500% due 01/15/14                                    140             142
ITT Industries, Inc.
   7.400% due 11/15/25                                    100             117
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    120             125
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    395             431
KeySpan Corp.
   7.625% due 11/15/10                                    150             171
Kraft Foods, Inc.
   5.250% due 06/01/07                                     60              61
   5.625% due 11/01/11                                    455             472
Kroger Co. (The)
   8.000% due 09/15/29                                     15              18
   7.500% due 04/01/31                                     15              17
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    155             169
Levi Strauss & Co.
   12.250% due 12/15/12                                   100             109
Liberty Media Corp.
   3.500% due 09/25/06                                    185             182

 36  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                     75              87
May Department Stores Co. (The)
   4.800% due 07/15/09                                     40              40
   5.750% due 07/15/14                                    100             100
Midland Funding II
   Series B
   13.250% due 07/23/06                                   140             151
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    140             142
Morgan Stanley
   6.750% due 04/15/11                                    205             223
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    120             133
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     70              73
News America Holdings
   7.750% due 12/01/45                                     35              41
   7.900% due 12/01/95                                     90             106
   8.250% due 10/17/96                                     20              24
News America, Inc.
   6.750% due 01/09/38                                     20              22
Nisource Finance Corp.
   7.875% due 11/15/10                                    155             177
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              24
   7.050% due 05/01/37                                     40              47
   7.900% due 05/15/97                                    185             238
Occidental Petroleum Corp.
   9.250% due 08/01/19                                     95             127
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              20
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     45              43
   4.200% due 03/01/11                                     65              63
   6.050% due 03/01/34                                     65              67
Progress Energy, Inc.
   7.100% due 03/01/11                                     45              49
   7.000% due 10/30/31                                    120             132
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              23
Qwest Services Corp. (p)
   14.000% due 12/15/10                                    40              46
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    210             213
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                    290             149
Safeway, Inc.
   7.250% due 02/01/31                                     25              27

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc.
   4.125% due 09/15/09                                     80              78
   5.100% due 09/15/14                                    105             102
Sprint Capital Corp.
   8.375% due 03/15/12                                    150             175
   6.875% due 11/15/28                                    170             182
   8.750% due 03/15/32                                    100             130
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    140             175
   7.875% due 08/01/13                                    335             391
Texas Genco LLC (p)
   6.875% due 12/15/14                                     90              90
Time Warner, Inc.
   6.750% due 04/15/11                                    200             216
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                     80              79
TXU Corp. (p)
   4.800% due 11/15/09                                    240             233
   5.550% due 11/15/14                                    295             280
Tyson Foods, Inc.
   8.250% due 10/01/11                                     60              70
Union Pacific Corp.
   5.750% due 10/15/07                                     55              57
   6.125% due 01/15/12                                    120             128
Union Planters Corp.
   7.750% due 03/01/11                                     50              57
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    210             233
Wells Fargo & Co.
   4.950% due 10/16/13                                     65              65
Wells Fargo Bank NA
   7.550% due 06/21/10                                     50              56
Weyerhaeuser Co.
   6.750% due 03/15/12                                     55              60
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             343
Wyeth
   5.500% due 03/15/13                                     35              36
   5.500% due 02/01/14                                     35              36
Yum! Brands, Inc.
   8.875% due 04/15/11                                    120             144
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    245             267
                                                                 ------------
                                                                       19,779
                                                                 ------------

                                                              Core Bond Fund  37

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Debt - 5.7%
Abbey National PLC
   (Step Up, 7.370%, 06/15/08) (f)
   6.700% due 06/29/49                                    150             159
Argentina Government International Bond
   11.375% due 03/15/10                                    65              20
   11.375% due 01/30/17                                   200              60
Axa SA
   8.600% due 12/15/30                                     50              66
Brazilian Government International Bond
   3.063% due 04/15/06 (E)                                 48              48
   8.840% due 06/29/09 (E)                                100             112
   9.250% due 10/22/10                                     60              63
   11.000% due 01/11/12                                   685             774
   3.125% due 04/15/12 (E)                                132             124
   8.875% due 04/15/24                                    390             370
   11.000% due 08/17/40                                   100             111
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    210             237
British Telecommunications PLC
   8.375% due 12/15/10                                     90             105
   8.875% due 12/15/30                                     20              27
Conoco Funding Co.
   6.350% due 10/15/11                                    405             441
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    255             293
   8.750% due 06/15/30                                    175             229
EnCana Corp.
   6.500% due 08/15/34                                     40              44
Export Import Bank of Korea (p)
   4.125% due 02/10/09                                    120             117
France Telecom SA
   8.000% due 03/01/11                                    305             349
   8.750% due 03/01/31                                     50              66
Intelsat, Ltd.
   6.500% due 11/01/13                                    200             161
Ispat Inland ULC
   9.750% due 04/01/14                                    184             215
Korea Development Bank
   4.250% due 11/13/07                                     50              50
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              59
Mexico Government International Bond
   8.375% due 01/14/11                                    100             114
   6.375% due 01/16/13                                    130             135
   8.300% due 08/15/31                                    165             189

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    150             152
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                     95              95
Morgan Stanley Bank AG for OAO Gazprom (p)
   9.625% due 03/01/13                                    100             114
Panama Government International Bond
   9.375% due 07/23/12                                    100             113
Peru Government International Bond
   9.125% due 02/21/12                                    200             225
   9.875% due 02/06/15                                    200             231
Poland Government International Bond
   4.750% due 10/27/24                                    200             188
Province of Quebec
   5.000% due 07/17/09                                     20              20
   7.500% due 07/15/23                                    200             252
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    550             650
Russia Government International Bond (p)
   8.250% due 03/31/10                                    200             215
   5.000% due 03/31/30                                  1,065           1,093
Santander Financial Issuances
   6.375% due 02/15/11                                    110             118
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             152
Shaw Communications, Inc.
   8.250% due 04/11/10                                    150             165
   7.200% due 12/15/11                                     50              53
Stora Enso OYJ
   7.375% due 05/15/11                                     85              96
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    141             151
Telecom Italia Capital SA
   6.375% due 11/15/33                                     80              82
Telecom Italia Capital SA (p)
   4.000% due 01/15/10                                    745             712
   6.000% due 09/30/34                                     95              92
TELUS Corp.
   7.500% due 06/01/07                                    185             197
   8.000% due 06/01/11                                    370             428
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    115             114

 38  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              38
                                                                 ------------
                                                                       10,484
                                                                 ------------

Mortgage-Backed Securities - 46.2%
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    445             448
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             294
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     37              37
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-1 Class 6A1
   5.095% due 04/25/33                                    125             123
   Series 2003-8 Class 4A1
   4.736% due 01/25/34                                    274             268
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A6
   5.013% due 08/25/34                                    410             408
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-3 Class 1A2
   3.140% due 04/25/35                                     99              99
CS First Boston Mortgage Securities Corp.
   Series 2001-AR24 Class 3A
   6.124% due 12/25/31                                     55              55
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    355             372
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.218% due 07/19/44                                    375             375
Fannie Mae
   15 Year TBA (I)
   4.500%                                               2,815           2,752
   5.000%                                               1,000             999
   5.500%                                                 580             591
   30 Year TBA (I)
   4.500%                                                 830             787
   5.000%                                               3,475           3,387
   5.500%                                              29,000          29,035
   6.000%                                               1,775           1,810
   6.500%                                               2,965           3,076
   6.000% due 2016                                         30              31
   3.175% due 2017 (E)                                     98             100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2017                                        880             881
   6.000% due 2017                                        173             179
   5.000% due 2018                                      2,102           2,103
   4.500% due 2019                                        494             484
   5.000% due 2019                                        969             969
   4.500% due 2020                                        502             491
   5.000% due 2020                                        996             996
   6.000% due 2032                                        890             908
   7.000% due 2032                                        444             468
   5.000% due 2033                                        841             825
   5.500% due 2033                                        543             545
   6.000% due 2033                                         66              69
   5.000% due 2034                                      3,179           3,116
   5.500% due 2034                                        500             502
   6.000% due 2034                                      2,360           2,413
   6.500% due 2034                                        267             277
   6.000% due 2035                                        631             646
   4.043% due 2036 (E)                                    763             780
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    281             276
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     93              96
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                    798             787
Federal National Mortgage Association
   15 Year TBA (I)
   4.000%                                                 850             814
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   3.450% due 09/25/31                                      1               1
Freddie Mac
   6.000% due 2016                                         59              61
   5.000% due 2018                                        381             381
   5.500% due 2019                                      1,680           1,715
   5.000% due 2033                                        322             316
   6.000% due 2034                                        316             324
   Series 2003-2632 Class YH
   3.500% due 08/15/22                                    655             646
   Series 2003-2634 Class IO
   Interest Only STRIP
   5.000% due 10/15/27                                    643              72

                                                              Core Bond Fund  39

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2644 Class IC
   Interest Only STRIP
   5.000% due 05/15/22                                    730              75
   Series 2004-2859 Class PI
   Interest Only STRIP
   5.500% due 05/15/24                                    384              42
   Series 2004-2878 Class IA
   Interest Only STRIP
   5.500% due 04/15/24                                    241              26
   Series 2004-2887 Class QI
   Interest Only STRIP
   5.500% due 02/15/24                                    335              35
Freddie Mac
   30 Year TBA (I)
   5.500%                                               5,530           5,543
Freddie Mac (E)
   7.652% due 07/01/30                                      4               4
   Series 2000-2266 Class F
   3.260% due 11/15/30                                     39              39
GE Capital Commercial Mortgage Corp.
   Series 2004-C2 Class A4
   4.893% due 03/10/40                                    755             747
Ginnie Mae I
   6.000% due 2029                                         26              27
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                               1,475           1,454
   5.500%                                               3,515           3,546
   6.500%                                                 230             240
Ginnie Mae II (E)
   3.375% due 2026                                        431             437
   3.750% due 2027                                         29              29
   2.750% due 2032                                        338             339
Government National Mortgage Association (E)
   Series 2000-29 Class F
   3.350% due 09/20/30                                     59              60
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    285             290
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    392             386
   Series 2005-CB11 Class A3
   5.197% due 08/12/37                                    385             387
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.987% due 06/15/29                                    640             652

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C1 Class A2
   4.310% due 02/15/30                                    315             310
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   3.050% due 06/15/30                                    399             398
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    380             376
Morgan Stanley Capital I
   Series 2004-HQ3 Class A2
   4.050% due 01/13/41                                    400             389
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.250% due 02/25/34                                     93              93
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.040% due 07/25/19                                    391             391
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   3.200% due 10/19/26                                    279             279
Small Business Administration
   Series 2000-P10B Class 1
   7.449% due 08/01/10                                     40              43
Structured Asset Securities Corp.
   Series 2004-21XS Class 1A3
   4.440% due 12/25/34                                    650             640
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                    660             651
                                                                 ------------
                                                                       85,116
                                                                 ------------

Municipal Bonds - 0.8%
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (u)
   5.000% due 01/01/34                                    600             614
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    100             102
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.750% due 06/01/39                                    400             421

 40  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   4.375% due 06/01/19                                    100             100
   6.250% due 06/01/43                                    200             201
University of Texas Revenue Bonds
   5.000% due 08/15/33                                    100             102
                                                                 ------------
                                                                        1,540
                                                                 ------------

Non-US Bonds - 2.0%
Canadian Government Bond
   5.750% due 06/01/33                           CAD      100              96
   3.000% due 12/01/36                           CAD       41              41
Deutsche Bundesrepublik
   5.625% due 01/04/28                           EUR      100             159
   5.500% due 01/04/31                           EUR      150             237
   4.750% due 07/04/34                           EUR      200             287
France Government Bond OAT
   5.750% due 10/25/32                           EUR      800           1,313
   4.750% due 04/25/35                           EUR      200             287
   4.000% due 04/25/55                           EUR      100             126
Spain Government Bond
   5.750% due 07/30/32                           EUR      150             246
   4.200% due 01/31/37                           EUR      100             131
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      400             790
                                                                 ------------
                                                                        3,713
                                                                 ------------
United States Government Agencies - 1.7%
Fannie Mae
   2.925% due 09/22/06 (E)                                400             400
   3.875% due 02/15/10                                    710             691
   4.375% due 03/15/13                                    345             336
Financing Corp.
Principal Only STRIP
Zero Coupon due 05/11/18                                   95              49
   Zero Coupon due 08/03/18                               320             162
   Zero Coupon due 04/05/19                               380             185
   Zero Coupon due 09/26/19                               290             138
Freddie Mac
   2.750% due 03/15/08                                    210             202
   4.000% due 12/15/09                                    715             703
Residual Funding
   Principal Only STRIP
   Zero Coupon due 10/15/20                               600             274
                                                                 ------------
                                                                        3,140
                                                                 ------------

United States Government Treasuries - 12.5%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (sec.)                             120             126
   3.875% due 01/15/09                                    581             641

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.250% due 01/15/10                                    907           1,032
   0.875% due 04/15/10                                  1,510           1,477
   3.500% due 01/15/11                                    767             857
   3.000% due 07/15/12                                    954           1,051
   1.625% due 01/15/15                                    200             197
   2.375% due 01/15/25                                    961           1,034
United States Treasury Notes
   4.625% due 05/15/06                                    120             121
   7.000% due 07/15/06                                     85              89
   3.000% due 12/31/06                                  6,470           6,387
   4.375% due 05/15/07                                  2,610           2,639
   6.000% due 08/15/09                                    385             414
   5.000% due 02/15/11                                     15              16
   4.750% due 05/15/14                                  2,935           2,990
   8.750% due 05/15/17                                    705             969
   6.000% due 02/15/26                                  2,615           2,991
                                                                 ------------
                                                                       23,031
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $157,151)                                                       157,773
                                                                 ------------

PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
DG Funding Trust (p)(f)                                    49             529
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $516)                                                               529
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2005 95.00 Put (50)                             11,875              --
   Jun 2005 95.75 Put (20)                              4,788              --
   Sep 2005 94.75 Put (30)                              7,106               1
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $1)                                                                   1
                                                                 ------------


                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
WARRANTS & RIGHTS - 0.1%
Miscellaneous - 0.1%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                             2,500              34
   Series D                                             2,496              61
   Series E                                             1,900              41
                                                                 ------------
                                                                          136
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)(p)(A)           175              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $39)                                                                136
                                                                 ------------

SHORT-TERM INVESTMENTS - 43.8%
Bank of America Corp. Commercial Paper (c)(z)
   2.610% due 04/20/05                                  2,100           2,100
Barclays US Funding, LLC (z)
   2.530% due 05/03/05 (c)                                600             599
   2.770% due 05/09/05 (c)                              1,200           1,196
   2.930% due 06/14/05                                    700             695
   2.945% due 06/16/05                                    200             198
CBA (DE) Finance Discount Note (z)
   2.860% due 06/06/05                                  2,100           2,085
Danske Corp. Discount Note (c)(z)
   2.770% due 04/25/08                                  2,400           2,396
Dexia Delaware (c)(z)
   2.68% due 04/18/05                                     100             999
   2.810% due 05/23/05                                    600             597
DNB Nor Bank ASA (z)
   2.700% due 05/31/05                                  1,900           1,882
   2.980% due 07/14/05                                    800             792
Fannie Mae Discount Notes (z)
   2.470% due 04/06/05 (c)                              2,300           2,299
   2.471% due 04/20/05 (c)                              1,000             999
   2.507% due 04/20/05 (c)                                700             699
   2.580% due 04/27/05 (c)                                500             499
   2.730% due 05/02/05 (c)                                800             798
   2.664% due 06/13/05                                  2,400           2,380
   2.950% due 06/22/05                                    800             794
Fannie Mae Discount Notes (z)
   2.672% due 05/25/05 (c)                                400             398
   2.607% due 06/08/05                                    100              99

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   2.898% due 04/28/05 (E)                                300             300
   3.100% due 07/18/05 (E)                                100             100
   7.600% due 08/01/05                                    100             101
France Telecom SA
   7.450% due 03/01/06                                    440             454
Frank Russell Investment Company Money Market
   Fund                                            28,319,000          28,319
Freddie Mac Discount Notes (z)
   2.376% due 04/01/05 (c)                                100             100
   2.506% due 04/19/05 (c)                                200             200
   2.720% due 05/05/05 (c)                              1,100           1,097
   2.670% due 06/13/05                                  2,300           2,276
   2.680% due 06/15/05                                  1,300           1,286
   2.690% due 06/20/05                                  2,300           2,275
   2.970% due 06/28/05                                  1,400           1,389
   2.939% due 08/01/05                                    400             395
General Electric Capital Corp. Discount Note (z)
   2.970% due 06/20/05                                  1,600           1,588
HBOS Treasury Services, PLC (c)(z)
   2.820% due 05/23/05                                  1,600           1,593
ING US Funding, LLC (z)
   2.730% due 06/02/05                                    300             297
   2.940% due 06/16/05                                    100              99
   2.960% due 06/21/05                                  2,300           2,283
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    132             135
Nordea North America, Inc. (c)(z)
   2.600% due 04/25/05                                  1,400           1,398
Rabobank USA Financial Corp. (c)(z)
   2.640% due 05/20/05                                  1,000             996
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   Interest Only STRIP
   5.750% due 04/25/05                                    311              --
Santander Financial Issuances
   6.800% due 07/15/05                                     45              45
Spintab Swedish Mortgage (z)
   2.750% due 06/03/05                                  1,300           1,288
UBS Financial Del, LLC (c)(z)
   2.780% due 04/25/05                                  2,400           2,395
   2.785% due 04/28/05                                    100             100
   2.565% due 05/06/05                                    200             200
Unicredit Delaware (c)(z)
   2.510% due 04/06/05                                  2,100           2,099

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bills (z)
   2.620% due 04/14/05 (c)                              2,300           2,298
   2.710% due 06/02/05 (sec.)                             185             184
   2.769% due 06/16/05 (sec.)                              50              50
   2.740% due 06/16/05 (sec.)                             475             471
   2.750% due 06/16/05 (sec.)                              10              10
Wachovia Corp.
   7.550% due 08/18/05                                     50              51
Westpac Capital Corp. (c)(z)
   2.625% due 04/25/05                                  2,400           2,396
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $80,446)                                                         80,772
                                                                 ------------

TOTAL INVESTMENTS - 129.8%
(cost $238,153)                                                       239,211

OTHER ASSETS AND LIABILITIES,
NET - (29.8%)                                                         (54,888)
                                                                 ------------
NET ASSETS - 100.0%                                                   184,323
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (7)                            1,688               (7)
   expiration date 09/05 (122)                         29,288             (279)
   expiration date 12/05 (96)                          22,984             (163)
   expiration date 03/06 (2)                              478               --

Japan Government 10 Year Bonds
   expiration date 06/05(1)                             1,300               21

United States Treasury Bonds
   expiration date 06/05 (39)                           4,344              (20)

United States Treasury 2 Year Notes
   expiration date 06/05 (79)                          16,344              (70)

United States Treasury 10 Year Notes
   expiration date 06/05 (60)                           6,556              (42)

Short Positions
Germany, Federal Republic 5 Year Bonds
   expiration date 06/05 (4)                              584               (3)

United States Treasury 5 Year Notes
   expiration date 06/05 (82)                           8,782               82
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (481)
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

Amounts in thousands

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Euribor Futures
   Jun 2005 94.25 (GBP) Put (3)                           668               1
   Jun 2005 97.75 (EUR) Put (12)                        3,801               3

United States Treasury Bonds
   May 2005 116.00 Call (10)                            1,160              (1)
   May 2005 118.00 Call (1)                               118              --
   May 2005 108.00 Put (30)                             3,240             (11)
   May 2005 111.00 Put (14)                             1,554             (17)
United States Treasury Notes
10 Year Futures
   May 2005 112.00 Call (2)                               224              --
   May 2005 113.00 Call (23)                            2,599              (1)
   May 2005 114.00 Call (10)                            1,140              --
   May 2005 108.00 Put (28)                             3,024             (12)
                                                                 ------------

Total Liability for Options Written
   (premiums received $61)                                                (38)
                                                                 ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              71      BRL           200    09/08/05                 --
USD             100      BRL           285    09/09/05                 --
USD             170      EUR           128    04/18/05                 (4)
USD           1,144      JPY       120,000    04/13/05                (24)
CAD             165      USD           137    04/28/05                  1
EUR             888      USD         1,184    04/18/05                 32
EUR           1,528      USD         2,016    04/25/05                 34
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  39
                                                           ==============

INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------------------------------------
                                     NOTIONAL                                                                         MARKET
           COUNTER                    AMOUNT                                                     TERMINATION          VALUE
            PARTY                        $            FUND RECEIVES          FUND PAYS               DATE               $
-----------------------------   -------------------   -------------   -----------------------   --------------   ----------------
Bank of America                 CAD          100          6.000%      Three Month LIBOR            12/16/19                    --
Barclay's Bank PLC              GBP           50          5.000%      Six Month LIBOR              06/16/11                    --
Goldman Sachs                   USD          500          5.000%      Three Month LIBOR            06/15/15                    --
JP Morgan                       EUR          200          6.000%      Six Month LIBOR              06/18/34                    31
Lehman Brothers                 USD        1,000          5.000%      Three Month LIBOR            06/15/15                     1
Morgan Stanley                  USD          400          5.000%      Three Month LIBOR            06/15/15                    --
UBS                             JPY      125,000          2.000%      Six Month LIBOR              06/15/12                   (78)
                                                                                                                 ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($54)                                                    (46)
                                                                                                                 ================

See accompanying notes which are an integral part of the schedules of investments.

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(A) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PEN - Peruvian nouveau sol
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PHP - Philippine peso
   BRL - Brazilian real                    HUF - Hungarian forint                  PLN - Polish zloty
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             ITL - Italian lira                      SKK - Slovakian koruna
   COP - Colombian peso                    JPY - Japanese yen                      THB - Thai baht
   CRC - Costa Rica colon                  KES - Kenyan schilling                  TRY - Turkish lira
   CZK - Czech koruna                      KRW - South Korean won                  USD - United States dollar
   DKK - Danish krone                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 VND - Vietnamese dong
   EUR - Euro                              NZD - New Zealand dollar                ZAR - South African rand

                                           Notes to Schedules of Investments  45

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series investment company with five different investment portfolios referred to as Funds. This Quarterly Report reports on these Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed-income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if not evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

 46  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps,

                                                   Notes to Quarterly Report  47

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at March 31, 2005 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   The Funds will not enter into any such transactions unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce

 48  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Future contracts

   The Funds utilize futures contracts to equitize uninvested cash balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap agreements

   The Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investment in international markets

   Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

                                                   Notes to Quarterly Report  49

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Fund transactions in written options for the period ended March 31, 2005 were as follows:

                                                          NON-U.S.                                     CORE BOND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2004                         105    $           888,171                    122    $            42,685
   Opened                                                305              2,212,703                    126                 55,996
   Closed                                               (257)            (2,203,917)                    --                     --
   Expired                                                --                     --                   (115)               (37,459)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding March 31, 2005                            153    $           896,957                    133    $            61,222
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of March 31, 2005, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                   VALUE OF              VALUE OF
             FUNDS            SECURITIES ON LOAN      CASH COLLATERAL
   --------------------------------------------------------------------
   Multi-Style Equity         $           747,488   $           772,077
   Aggressive Equity                   24,021,039            24,643,312
   Non-U.S                             12,265,843            12,725,890

   As of March 31, 2005, there was no non-cash collateral received for the securities on loan.

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or pay expenses), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company ("FRIC") Money Market Fund. FRIC is a registered investment company that employs the same investment adviser as the Investment Company. As of March 31, 2005, $81,155,000 of the Money Market Fund's net assets represents investments by the Funds.

 50  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At March 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                REAL ESTATE
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY       NON-U.S.          SECURITIES         CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    302,014,346    $    192,119,108    $    236,598,957   $    286,511,559   $    238,257,573
                                   ================    ================    ================   ================   ================
   Unrealized Appreciation         $     36,644,604    $     25,324,207    $     41,421,657   $     83,112,654   $      1,882,776
   Unrealized Depreciation               (7,394,649)         (5,065,506)         (2,695,754)        (1,696,715)          (929,408)
                                   ----------------    ----------------    ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)               $     29,249,955    $     20,258,701    $     38,725,903   $     81,415,939   $        953,368
                                   ================    ================    ================   ================   ================

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Certain illiquid securities are not subject to the 15% limitation if the Adviser or sub-adviser determines that Such security is liquid pursuant to procedures approved by the Board of Trustees.

   Illiquid Securities

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION       AMOUNT($)      COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Non-U.S. Fund - 0.0%                              02/28/03
   Sons of Gwalia, Ltd. (AE)                                             8,400             2.10               18               --
                                                                                                                   ==============

   Pursuant to procedures adopted by the Board of Trustees, the Adviser or sub-adviser has determined that a liquid trading market exists for the following restricted securities held as of March 31, 2005:

   Restricted Securities

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION       AMOUNT($)      COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Aggressive Equity Fund - 0.4%
   Diamondrock Hospitality Co.                       06/26/04           20,800            10.00              208              222
   Fieldstone Investment Corp.                       06/07/04           13,100            15.80              207              190
   Provident Senior Living Trust                     07/26/04           15,300            15.00              230              247
                                                                                                                   --------------
                                                                                                                              659
                                                                                                                   ==============
   Core Bond Fund - 3.5%
   BAE Systems Holdings, Inc.                        11/28/04          350,000           100.09              350              381
   Clorox Co.                                        11/30/04           70,000            99.69               70               70
   Clorox Co.                                        11/30/04          100,000           100.01              100               98
   DG Funding Trust                                  11/03/04               49        10,537.12              516              529
   Dresdner Funding Trust I                          04/09/03          185,000           103.16              191              227
   Export Import Bank of Korea                       02/03/04          120,000            99.61              120              117
   Glencore Funding LLC                              05/12/04           60,000            91.50               55               57
   GT Group Telecom, Inc. 2010 Warrants              01/27/00              175            48.28                8               --
   HVB Funding Trust I                               05/01/03          150,000            96.72              145              192
   Korea Electric Power Corp.                        04/20/04           60,000            98.45               59               59
   Miller Brewing Co.                                08/06/03          140,000            99.97              140              142

                                                   Notes to Quarterly Report  51

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION       AMOUNT($)      COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Mizuho Financial Group Cayman, Ltd.               02/27/04          150,000           100.71              151              152
   Monumental Global Funding, Ltd.                   02/04/03           95,000           100.00               95               95
   Morgan Stanley Bank AG for OAO Gazprom            02/21/03          100,000           109.78              110              114
   Natexis Ambs Co. LLC                              06/24/98          120,000           105.11              126              133
   Parker Hannifin Employee Stock Ownership
      Trust                                          03/09/99          191,005           100.00              191              198
   Qwest Services Corp.                              03/25/04           40,000           115.09               46               46
   Russia Government International Bond              12/03/01          200,000           110.45              221              215
   Russia Government International Bond              10/27/04          500,000           103.14              516              512
   Russia Government International Bond              12/09/04          565,000            92.47              522              581
   SACO I, Inc.                                      11/28/07          390,575           100.00              391              391
   Systems 2001 AT LLC                               03/08/02          140,893           101.90              144              151
   Telecom Italia Capital SA                         09/28/04          745,000            96.60              720              712
   Telecom Italia Capital SA                         12/20/04           95,000            99.09               94               92
   Tenaska Alabama II Partners, LP                   10/09/03          110,033           100.00              110              113
   Tengizchevroil Finance Co.                        11/23/04          115,000           100.39              115              114
   Texas Genco LLC                                   12/08/04           90,000           100.50               90               90
   TXU Corp.                                         11/22/04          240,000            99.94              240              233
   TXU Corp.                                         11/24/04          295,000            95.87              283              280
   Zurich Capital Trust I                            01/10/03          245,000            93.95              230              267
                                                                                                                   --------------
                                                                                                                            6,360
                                                                                                                   ==============
   Non-U.S. Fund - 0.2%
   First Financial Holding Co., Ltd. GDR             10/07/04           32,891            16.74              550              536
                                                                                                                   ==============

 52  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

Russell Investment Funds has adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the Proxy Voting Policy and Portfolio Holding Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

                                  Shareholder Requests for Other Information  53

(RUSSELL LOGO)

Russell Investment Funds

909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 03/05)

ITEM 2. CONTROLS AND PROCEDURES

           (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

           (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

           (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By:        /s/ Greg J. Stark
    --------------------------------------------------------------------------
           Greg J. Stark
           Principal Executive Officer and Chief Executive Officer

Date: May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Greg J. Stark
    --------------------------------------------------------------------------
           Greg J. Stark
           Principal Executive Officer and Chief Executive Officer

Date: May 24, 2005


By:        /s/ Mark E. Swanson
    --------------------------------------------------------------------------
           Mark E. Swanson
           Principal Financial Officer, Principal Accounting Officer and
           Treasurer

Date: May 24, 2005